UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03518

Fidelity Newbury Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2023

Item 1.

Reports to Stockholders

Fidelity® Treasury Money Market Fund
Fidelity® Tax-Exempt Money Market Fund

Annual Report
October 31, 2023

Contents

Fidelity® Treasury Money Market Fund
Investment Summary/Performance
Schedule of Investments
Financial Statements
Fidelity® Tax-Exempt Money Market Fund
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Treasury Money Market Fund
Investment Summary/Performance October 31, 2023 (Unaudited)
Current 7-Day Yields

Capital Reserves Class	4.46%
Daily Money Class	4.71%
Advisor C Class	3.96%
Fidelity® Treasury Money Market Fund	4.99%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Effective Maturity Diversification (% of Fund's Investments)
Days
1 - 7	66.7
8 - 30	13.9
31 - 60	12.3
61 - 90	3.8
91 - 180	3.3
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Asset Allocation (% of Fund's net assets)

Net Other Assets (Liabilities) - (1.6)%

Fidelity® Treasury Money Market Fund
Schedule of Investments October 31, 2023
Showing Percentage of Net Assets
U.S. Treasury Debt - 41.1%
	Yield (%)(a)	Principal Amount (b) (000s)	Value ($) (000s)
U.S. Treasury Obligations - 41.1%
U.S. Treasury Bills
11/2/23 to 4/18/24	5.32 to 5.48	15,334,000	15,237,807
U.S. Treasury Notes
11/15/23 to 7/31/25 (c)	5.31 to 5.58	2,829,059	2,828,906

TOTAL U.S. TREASURY DEBT (Cost $18,066,713)			18,066,713

U.S. Treasury Repurchase Agreement - 60.5%
	Maturity Amount ($) (000s)	Value ($) (000s)
In a joint trading account at:
5.3% dated 10/31/23 due 11/1/23 (Collateralized by U.S. Treasury Obligations) #	347,585	347,534
5.3% dated 10/31/23 due 11/1/23 (Collateralized by U.S. Treasury Obligations) #	50,007	50,000
With:
ABN AMRO Bank NV at 5.3%, dated 10/31/23 due 11/1/23 (Collateralized by U.S. Treasury Obligations valued at $68,350,064, 1.00% - 2.00%, 3/15/25 - 7/31/28)	67,010	67,000
Barclays Bank PLC at:
5.3%, dated 10/31/23 due 11/1/23 (Collateralized by U.S. Treasury Obligations valued at $303,579,000, 2.88% - 3.88%, 1/15/26 - 5/15/52)	296,044	296,000
5.32%, dated 9/21/23 due 11/2/23 (Collateralized by U.S. Treasury Obligations valued at $152,900,894, 1.25%, 11/30/26)	149,925	149,000
BMO Capital Markets Corp. at 5.31%, dated 10/26/23 due 11/2/23 (Collateralized by U.S. Treasury Obligations valued at $21,439,025, 1.88%, 2/15/32)	21,022	21,000
BNP Paribas, SA at 5.38%, dated 9/1/23 due 12/1/23 (Collateralized by U.S. Treasury Obligations valued at $112,268,630, 0.00% - 5.55%, 11/15/23 - 11/15/52) (c)(d)(e)	110,482	109,000
BofA Securities, Inc. at:
5.32%, dated 10/30/23 due 11/7/23 (Collateralized by U.S. Treasury Obligations valued at $28,568,484, 2.75%, 7/31/27)	28,128	28,000
5.33%, dated 9/21/23 due 11/2/23 (Collateralized by U.S. Treasury Obligations valued at $10,261,936, 4.63%, 6/30/25)	10,062	10,000
CIBC Bank U.S.A. at:
5.31%, dated 10/19/23 due 11/2/23 (Collateralized by U.S. Treasury Obligations valued at $13,285,487, 1.50% - 5.00%, 6/30/24 - 11/15/42)	13,027	13,000
5.32%, dated 9/21/23 due 11/2/23 (Collateralized by U.S. Treasury Obligations valued at $45,153,842, 0.50% - 4.63%, 2/29/24 - 5/15/53)	44,273	44,000
Credit AG at:
5.31%, dated 10/25/23 due 11/1/23 (Collateralized by U.S. Treasury Obligations valued at $40,842,166, 2.25% - 4.75%, 2/15/37 - 5/15/41)	40,041	40,000
5.32%, dated:
9/21/23 due 11/2/23 (Collateralized by U.S. Treasury Obligations valued at $21,549,827, 3.38% - 3.63%, 8/15/42 - 8/15/43)	21,130	21,000
10/10/23 due 11/2/23 (Collateralized by U.S. Treasury Obligations valued at $44,002,594, 2.25%, 5/15/41)	43,146	43,000
5.33%, dated 10/20/23 due 11/7/23 (Collateralized by U.S. Treasury Obligations valued at $42,916,164, 2.25%, 5/15/41)	42,193	42,000
Federal Reserve Bank of New York at 5.3%, dated 10/31/23 due 11/1/23 (Collateralized by U.S. Treasury Obligations valued at $20,893,075,552, 0.13% - 4.00%, 1/15/25 - 5/15/47)	20,893,075	20,890,000
Fixed Income Clearing Corp. - BNP at 5.31%, dated 10/31/23 due 11/1/23 (Collateralized by U.S. Treasury Obligations valued at $109,156,157, 1.38% - 5.55%, 7/31/24 - 2/15/43)	107,016	107,000
Fixed Income Clearing Corp. - BNYM at 5.3%, dated 10/31/23 due 11/1/23 (Collateralized by U.S. Treasury Obligations valued at $1,098,540,038, 3.13%, 8/31/27)	1,077,159	1,077,000
Fixed Income Clearing Corp. - SSB at:
5.3%, dated 10/31/23 due 11/1/23 (Collateralized by U.S. Treasury Obligations valued at $1,098,074,781, 0.50% - 3.25%, 6/30/27)	1,077,159	1,077,000
5.31%, dated 10/31/23 due 11/1/23 (Collateralized by U.S. Treasury Obligations valued at $65,244,725, 0.88% - 4.63%, 9/30/26 - 10/15/26)	64,009	64,000
ING Financial Markets LLC at:
5.3%, dated 10/31/23 due 11/1/23 (Collateralized by U.S. Treasury Obligations valued at $27,555,059, 3.88%, 11/30/27 - 12/31/27)	27,004	27,000
5.31%, dated:
10/27/23 due 11/3/23 (Collateralized by U.S. Treasury Obligations valued at $25,518,809, 0.13% - 3.63%, 1/15/24 - 8/15/43)	25,026	25,000
10/31/23 due 11/7/23 (Collateralized by U.S. Treasury Obligations valued at $6,120,927, 3.25%, 5/15/42)	6,006	6,000
5.34%, dated 9/21/23 due 11/2/23 (Collateralized by U.S. Treasury Obligations valued at $49,261,015, 0.63% - 4.50%, 7/31/24 - 2/15/47)	48,299	48,000
Lloyds Bank PLC at:
5.37%, dated 10/24/23 due 11/24/23 (Collateralized by U.S. Treasury Obligations valued at $27,561,868, 3.25% - 3.88%, 6/30/27 - 12/31/27)	27,125	27,000
5.4%, dated 10/30/23 due 12/20/23 (Collateralized by U.S. Treasury Obligations valued at $35,694,042, 2.50% - 3.88%, 1/31/25 - 12/31/27)	35,268	35,000
5.43%, dated:
9/20/23 due 11/20/23 (Collateralized by U.S. Treasury Obligations valued at $19,511,803, 0.75% - 2.38%, 8/15/24 - 11/15/24)	19,175	19,000
9/29/23 due 11/29/23 (Collateralized by U.S. Treasury Obligations valued at $19,511,974, 2.38% - 2.88%, 8/15/24 - 6/15/25)	19,175	19,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 5.33%, dated 9/21/23 due 12/6/23 (Collateralized by U.S. Treasury Obligations valued at $55,414,356, 0.00% - 4.00%, 9/5/24 - 10/31/29)	54,608	54,000
Mizuho Bank, Ltd. at 5.31%, dated 10/31/23 due 11/1/23 (Collateralized by U.S. Treasury Obligations valued at $109,238,991, 1.63%, 5/15/31)	107,016	107,000
Morgan Stanley & Co., LLC at 5.3%, dated 10/31/23 due 11/1/23 (Collateralized by U.S. Treasury Obligations valued at $30,604,593, 0.00% - 2.25%, 3/7/24 - 8/31/27)	30,004	30,000
MUFG Securities (Canada), Ltd. at 5.33%, dated 9/21/23 due:
11/2/23 (Collateralized by U.S. Treasury Obligations valued at $21,712,104, 0.25% - 4.38%, 3/31/24 - 8/15/53)	21,131	21,000
12/6/23 (Collateralized by U.S. Treasury Obligations valued at $41,155,005, 0.25% - 6.50%, 3/31/24 - 8/15/53)	40,450	40,000
MUFG Securities EMEA PLC at 5.31%, dated:
10/31/23 due 11/1/23
(Collateralized by U.S. Treasury Obligations valued at $86,685,388, 0.88% - 4.38%, 10/31/24 - 6/30/26)	85,013	85,000
(Collateralized by U.S. Treasury Obligations valued at $130,492,374, 0.00% - 3.88%, 12/7/23 - 2/15/39)	128,019	128,000
11/1/23 due 11/2/23 (f)	85,013	85,000
Natixis SA at:
5.3%, dated 10/31/23 due 11/1/23 (Collateralized by U.S. Treasury Obligations valued at $55,161,207, 1.13% - 3.63%, 2/15/39 - 2/15/53)	54,008	54,000
5.34%, dated 9/21/23 due 11/2/23 (Collateralized by U.S. Treasury Obligations valued at $165,381,356, 0.00% - 4.38%, 12/12/23 - 8/15/50)	162,003	161,000
NatWest Markets Securities, Inc. at:
5.3%, dated 10/31/23 due 11/1/23 (Collateralized by U.S. Treasury Obligations valued at $26,523,985, 4.88%, 10/31/28)	26,004	26,000
5.31%, dated 10/26/23 due 11/2/23 (Collateralized by U.S. Treasury Obligations valued at $106,173,898, 3.88% - 4.63%, 1/15/26 - 12/31/29)	104,107	104,000
Norinchukin Bank at 5.34%, dated 10/30/23 due 11/6/23 (Collateralized by U.S. Treasury Obligations valued at $21,632,318, 3.63% - 3.88%, 2/15/43 - 2/15/53)	21,022	21,000
RBC Dominion Securities at 5.32%, dated 9/21/23 due 11/2/23 (Collateralized by U.S. Treasury Obligations valued at $33,121,646, 1.63% - 6.88%, 2/28/25 - 2/15/52)	32,199	32,000
SMBC Nikko Securities America, Inc. at 5.3%, dated 10/31/23 due 11/1/23 (Collateralized by U.S. Treasury Obligations valued at $714,327,492, 0.00% - 7.50%, 11/7/23 - 2/15/53)	700,103	700,000
Societe Generale at 5.31%, dated:
10/26/23 due 11/2/23
(Collateralized by U.S. Treasury Obligations valued at $43,298,305, 3.63%, 2/15/53)	42,043	42,000
(Collateralized by U.S. Treasury Obligations valued at $86,776,743, 0.63% - 4.00%, 2/15/28 - 11/15/31)	85,088	85,000
10/31/23 due 11/7/23 (Collateralized by U.S. Treasury Obligations valued at $97,934,518, 3.25%, 5/15/42)	96,099	96,000
Sumitomo Mitsui Trust Bank Ltd. at 5.37%, dated 10/25/23 due 11/7/23 (Collateralized by U.S. Treasury Obligations valued at $9,308,958, 1.63% - 3.25%, 8/31/24 - 8/15/29)	9,019	9,000
Wells Fargo Bank NA at 5.36%, dated 10/11/23 due 11/13/23 (Collateralized by U.S. Treasury Obligations valued at $55,767,343, 0.00% - 4.63%, 11/16/23 - 8/15/53)	54,265	54,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT (Cost $26,635,534)		26,635,534

TOTAL INVESTMENT IN SECURITIES - 101.6% (Cost $44,702,247)	44,702,247
NET OTHER ASSETS (LIABILITIES) - (1.6)%	(692,190)
NET ASSETS - 100.0%	44,010,057

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	The maturity amount is based on the rate at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)
Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value ($) (000's)
$347,534,000 due 11/01/23 at 5.30%
BofA Securities, Inc.	2,984
Citigroup Global Markets, Inc.	21,357
Credit Agricole CIB New York Branch	21,316
ING Financial Markets LLC	8,526
Nomura Securities International	36,237
RBC Dominion Securities, Inc.	51,158
Royal Bank of Canada	94,861
Sumitomo Mitsui Banking Corp. NY	102,514
Wells Fargo Bank National Asso	8,581
347,534

$50,000,000 due 11/01/23 at 5.30%
BofA Securities, Inc.	2,714
Credit Agricole CIB New York Branch	13,932
ING Financial Markets LLC	5,573
Nomura Securities International	23,685
RBC Dominion Securities, Inc.	4,096
50,000

Fidelity® Treasury Money Market Fund
Financial Statements
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		October 31, 2023

Assets
Investment in securities, at value (including repurchase agreements of $26,635,534) - See accompanying schedule Unaffiliated issuers (cost $44,702,247):		$44,702,247
Cash		242,001
Receivable for fund shares sold		380,594
Interest receivable		11,351
Prepaid expenses		50
Other receivables		395
Total assets		45,336,638
Liabilities
Payable for investments purchased	$808,740
Payable for fund shares redeemed	445,495
Distributions payable	53,631
Accrued management fee	9,111
Distribution and service plan fees payable	1,436
Other affiliated payables	6,329
Other payables and accrued expenses	1,839
Total Liabilities		1,326,581
Net Assets		$44,010,057
Net Assets consist of:
Paid in capital		$44,010,205
Total accumulated earnings (loss)		(148)
Net Assets		$44,010,057

Net Asset Value and Maximum Offering Price
Capital Reserves Class :
Net Asset Value, offering price and redemption price per share ($1,844,255 ÷ 1,843,534 shares)		$1.00
Daily Money Class :
Net Asset Value, offering price and redemption price per share ($2,949,844 ÷ 2,949,411 shares)		$1.00
Advisor C Class :
Net Asset Value and offering price per share ($104,693 ÷ 104,678 shares)		$1.00
Fidelity Treasury Money Market Fund :
Net Asset Value, offering price and redemption price per share ($39,111,265 ÷ 39,111,265 shares)		$1.00

Statement of Operations
Amounts in thousands		Year ended October 31, 2023
Investment Income
Interest		$1,924,913
Expenses
Management fee	$98,615
Transfer agent fees	62,669
Distribution and service plan fees	15,795
Accounting fees and expenses	1,708
Custodian fees and expenses	101
Independent trustees' fees and expenses	133
Registration fees	4,111
Audit	49
Legal	41
Miscellaneous	305
Total expenses before reductions	183,527
Expense reductions	(702)
Total expenses after reductions		182,825
Net Investment income (loss)		1,742,088
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	6
Total net realized gain (loss)		6
Net increase in net assets resulting from operations		$1,742,094
Statement of Changes in Net Assets

Amount in thousands	Year ended October 31, 2023	Year ended October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,742,088	$239,574
Net realized gain (loss)	6	(227)
Net increase in net assets resulting from operations	1,742,094	239,347
Distributions to shareholders	(1,742,050)	(239,562)

Share transactions - net increase (decrease)	11,062,345	(757,238)
Total increase (decrease) in net assets	11,062,389	(757,453)

Net Assets
Beginning of period	32,947,668	33,705,121
End of period	$44,010,057	$32,947,668

Financial Highlights
Fidelity® Treasury Money Market Fund Capital Reserves Class

Years ended October 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.039	.005	- B	.003	.014
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.039	.005	- B	.003	.014
Distributions from net investment income	(.039)	(.005)	- B	(.003)	(.014)
Total distributions	(.039)	(.005)	- B	(.003)	(.014)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	3.96%	.50%	.01%	.27%	1.41%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.97%	.96%	.97%	.97%	.97%
Expenses net of fee waivers, if any	.95%	.52%	.08%	.49%	.94%
Expenses net of all reductions	.95%	.52%	.08%	.49%	.94%
Net investment income (loss)	3.93%	.46%	.01%	.17%	1.40%
Supplemental Data
Net assets, end of period (in millions)	$1,844	$1,487	$1,486	$1,320	$1,407

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.0005 per share.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

Fidelity® Treasury Money Market Fund Daily Money Class

Years ended October 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.041	.006	- B	.004	.017
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.041	.006	- B	.004	.017
Distributions from net investment income	(.041)	(.006)	- B	(.004)	(.017)
Total distributions	(.041)	(.006)	- B	(.004)	(.017)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	4.22%	.61%	.01%	.36%	1.66%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.72%	.71%	.71%	.72%	.72%
Expenses net of fee waivers, if any	.70%	.42%	.08%	.40%	.69%
Expenses net of all reductions	.70%	.42%	.08%	.40%	.69%
Net investment income (loss)	4.18%	.56%	.01%	.25%	1.65%
Supplemental Data
Net assets, end of period (in millions)	$2,950	$1,921	$1,827	$2,194	$1,934

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.0005 per share.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

Fidelity® Treasury Money Market Fund Advisor C Class

Years ended October 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.034	.003	- B	.001	.009
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.034	.003	- B	.001	.009
Distributions from net investment income	(.034)	(.003)	- B	(.001)	(.009)
Total distributions	(.034)	(.003)	- B	(.001)	(.009)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	3.44%	.32%	.01%	.09%	.91%
Ratios to Average Net Assets A,E,F
Expenses before reductions	1.47%	1.46%	1.47%	1.47%	1.47%
Expenses net of fee waivers, if any	1.45%	.81%	.08%	.57%	1.44%
Expenses net of all reductions	1.45%	.81%	.08%	.57%	1.43%
Net investment income (loss)	3.43%	.17%	.01%	.08%	.90%
Supplemental Data
Net assets, end of period (in millions)	$105	$122	$77	$119	$72

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.0005 per share.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DTotal returns do not include the effect of the contingent deferred sales charge.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

Fidelity® Treasury Money Market Fund

Years ended October 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.044	.007	- B	.005	.019
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.044	.007	- B	.005	.019
Distributions from net investment income	(.044)	(.007)	- B	(.005)	(.019)
Total distributions	(.044)	(.007)	- B	(.005)	(.019)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	4.51%	.75%	.01%	.47%	1.95%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.42%	.42%	.42%	.42%	.42%
Expenses net of fee waivers, if any	.42%	.28%	.08%	.29%	.41%
Expenses net of all reductions	.42%	.28%	.08%	.29%	.41%
Net investment income (loss)	4.46%	.70%	.01%	.36%	1.93%
Supplemental Data
Net assets, end of period (in millions)	$39,111	$29,418	$30,315	$25,111	$14,992

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.0005 per share.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

Fidelity® Tax-Exempt Money Market Fund
Investment Summary/Performance October 31, 2023 (Unaudited)
Current 7-Day Yields

Capital Reserves Class	3.10%
Daily Money Class	3.35%
Fidelity® Tax-Exempt Money Market Fund	3.63%
Premium Class	3.75%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending October 31, 2023, the most recent period shown in the table, would have been 3.59% for Fidelity® Tax-Exempt Money Market Fund and 3.69% for Premium Class.

Effective Maturity Diversification (% of Fund's Investments)
Days
1 - 7	81.9
8 - 30	2.6
31 - 60	2.4
61 - 90	1.7
91 - 180	2.7
> 180	8.7
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Asset Allocation (% of Fund's net assets)

Fidelity® Tax-Exempt Money Market Fund
Schedule of Investments October 31, 2023
Showing Percentage of Net Assets
Variable Rate Demand Note - 36.8%
	Principal Amount (a) (000s)	Value ($) (000s)
Alabama - 0.3%
Mobile Downtown Redev. Auth. Gulf Opportunity Zone Series 2011 A, 4.12% 11/7/23, LOC Bank of America NA, VRDN (b)(c)	9,860	9,860
Alaska - 1.8%
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 4.25% 11/7/23 (ConocoPhillips Co. Guaranteed), VRDN (c)	11,200	11,200
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 4.25% 11/7/23 (ConocoPhillips Co. Guaranteed), VRDN (c)	16,500	16,500
Series 1994 C, 4.05% 11/7/23 (ConocoPhillips Co. Guaranteed), VRDN (c)	26,900	26,900
TOTAL ALASKA		54,600
Arizona - 0.8%
Maricopa County Poll. Cont. Rev.:
(Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 4.3% 11/7/23, VRDN (c)	15,825	15,825
Series 2009 C, 4.3% 11/7/23, VRDN (c)	8,000	8,000
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 4.24% 11/7/23, LOC Bank of America NA, VRDN (c)	2,100	2,100
TOTAL ARIZONA		25,925
Connecticut - 2.5%
Connecticut Gen. Oblig. Series 2016 C, 4.13% 11/7/23 (Liquidity Facility Bank of America NA), VRDN (c)	36,785	36,785
Connecticut Health & Edl. Facilities Auth. Rev.:
(Greenwich Hosp. Proj.) Series C, 3.95% 11/7/23, VRDN (c)	3,070	3,070
(Trinity College Proj.) Series L, 4.05% 11/7/23, LOC JPMorgan Chase Bank, VRDN (c)	7,470	7,470
Series 2013 O, 4.07% 11/7/23, VRDN (c)	3,200	3,200
Connecticut Hsg. Fin. Auth.:
Series 2018 E2, 4.11% 11/7/23 (Liquidity Facility Bank of America NA), VRDN (c)	11,400	11,400
Series 2022 C2, 4.1% 11/7/23 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	14,625	14,625
TOTAL CONNECTICUT		76,550
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 4.27% 11/7/23, VRDN (c)	2,300	2,300
Series 1999 A, 4.32% 11/7/23, VRDN (c)	3,500	3,500
TOTAL DELAWARE		5,800
Florida - 1.6%
Escambia County Solid Waste Disp. Rev. (Gulf Pwr. Co. Proj.) Series 2009, 4.1% 11/7/23, VRDN (c)	3,000	3,000
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2007 A1, 4.05% 11/7/23, VRDN (c)	1,735	1,735
Series 2021 D, 4.14% 11/7/23, VRDN (c)	24,500	24,500
Jacksonville Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1995, 4.6% 11/7/23, VRDN (c)	8,800	8,800
Martin County Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2022, 4.2% 11/7/23, VRDN (c)	5,000	5,000
Mississippi Bus. Fin. Corp. Poll. Cont. Rev. (Gulf Pwr. Co. Proj.) Series 2014, 4.6% 11/7/23, VRDN (c)	2,700	2,700
Palm Beach County Rev. (Raymond F. Kravis Ctr. Proj.) Series 2002, 4.13% 11/7/23, LOC Northern Trust Co., VRDN (c)	2,700	2,700
TOTAL FLORIDA		48,435
Georgia - 2.0%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.):
First Series 2009, 4.25% 11/1/23, VRDN (c)	24,800	24,800
Series 2018, 4.45% 11/1/23, VRDN (c)	13,000	13,000
Heard County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Wansley Proj.) First Series 1997, 4.35% 11/1/23, VRDN (c)	5,100	5,100
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.):
Series 1997, 4.28% 11/1/23, VRDN (c)	7,100	7,100
Series 2008, 4.28% 11/1/23, VRDN (c)	10,900	10,900
(Gulf Pwr. Co. Plant Scherer Proj.) Series 2010, 4.2% 11/7/23, VRDN (c)	1,600	1,600
TOTAL GEORGIA		62,500
Illinois - 1.8%
Illinois Dev. Fin. Auth. Rev. (Glenwood School for Boys Proj.) Series 1998, 4.26% 11/7/23, LOC Northern Trust Co., VRDN (c)	2,000	2,000
Illinois Fin. Auth.:
Series 2021 C, 4% 11/7/23, LOC Barclays Bank PLC, VRDN (c)	7,500	7,500
Series 2021 D, 4% 11/7/23, VRDN (c)	8,400	8,400
Illinois Fin. Auth. Rev.:
(Chicago Symphony Orchestra Proj.) Series 2008, 4.08% 11/7/23, LOC PNC Bank NA, VRDN (c)	7,250	7,250
(Latin School Proj.) Series 2005 B, 4.1% 11/7/23, LOC JPMorgan Chase Bank, VRDN (c)	2,200	2,200
(Little Co. of Mary Hosp. Proj.):
Series 2008 A, 4.15% 11/7/23, LOC TD Banknorth, NA, VRDN (c)	5,700	5,700
Series 2008 B, 4.15% 11/7/23, LOC TD Banknorth, NA, VRDN (c)	15,200	15,200
FHLMC Lake County Multi-family Hsg. Rev. (Whispering Oaks Apts. Proj.) Series 2008, 4.12% 11/7/23, LOC Freddie Mac, VRDN (c)	7,700	7,700
TOTAL ILLINOIS		55,950
Indiana - 1.9%
Indiana Dev. Fin. Auth. Envir. Rev.:
(Duke Energy Indiana, Inc. Proj.) Series 2009 A3, 4.16% 11/7/23, LOC Mizuho Bank Ltd., VRDN (c)	1,520	1,520
Series 2005, 4.3% 11/7/23, LOC Rabobank Nederland New York Branch, VRDN (c)	15,000	15,000
Indiana Fin. Auth. Hosp. Rev. (Parkview Health Sys. Oblig. Group Proj.) Series 2009 C, 4.2% 11/7/23, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	7,920	7,920
Indiana Fin. Auth. Rev.:
(Ascension Health Proj.) Series 2008 E4, 4.08% 11/7/23, VRDN (c)	5,400	5,400
(Ascension Health Subordinate Cr. Proj.) Series 2008 E5, 4.08% 11/7/23, VRDN (c)	6,625	6,625
(Trinity Health Cr. Group Proj.) Series 2008 D1, 4.09% 11/7/23, VRDN (c)	17,400	17,400
Series 2008 E7, 4.05% 11/7/23, VRDN (c)	5,700	5,700
TOTAL INDIANA		59,565
Iowa - 1.3%
Council Bluffs Poll. Cont. Series 1995, 4.25% 11/7/23, VRDN (c)	5,200	5,200
Iowa Fin. Auth. Econ. Dev. Rev. Series 2011 A, 4.12% 11/7/23, VRDN (c)	1,700	1,700
Iowa Fin. Auth. Midwestern Disaster Area Econ. Dev. Series 2012 A, 4.12% 11/7/23, VRDN (c)	19,700	19,700
Iowa Fin. Auth. Midwestern Disaster Area Rev. (Archer-Daniels-Midland Co. Proj.) Series 2012, 4.11% 11/7/23, VRDN (c)	12,620	12,620
TOTAL IOWA		39,220
Kansas - 0.9%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 4.1% 11/7/23, VRDN (c)	6,400	6,400
Series 2007 B, 4.1% 11/7/23, VRDN (c)	3,500	3,500
St. Mary's Kansas Poll. Cont. Rev.:
(Kansas Gas and Elec. Co. Proj.) Series 1994, 4.1% 11/7/23, VRDN (c)	700	700
Series 1994, 4.1% 11/7/23, VRDN (c)	11,500	11,500
Wamego Kansas Poll. Cont. Rfdg. Rev.:
(Kansas Gas & Elec. Co. Proj.) Series 1994, 4.1% 11/7/23, VRDN (c)	1,200	1,200
(Western Resources, Inc. Proj.) Series 1994, 4.1% 11/7/23, VRDN (c)	5,100	5,100
TOTAL KANSAS		28,400
Louisiana - 1.2%
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.) Series 2009 A, 4.15% 11/7/23, VRDN (c)	7,200	7,200
(Christus Health Proj.) Series 2008 B, 4.05% 11/7/23, VRDN (c)	7,700	7,700
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 4.61% 11/7/23, VRDN (c)	10,120	10,120
Series 2010 B1, 4.4% 11/7/23, VRDN (c)	8,500	8,500
FHLMC:
Louisiana Hsg. Fin. Auth. Multi-family Hsg. Rev. (The Reserve at Jefferson Proj.) Series 2008, 4.13% 11/7/23, LOC Freddie Mac, VRDN (c)	1,500	1,500
Louisiana Pub. Facilities Auth. Rev. (River View Villas Proj.) Series 2006, 4.16% 11/7/23, LOC Freddie Mac, VRDN (c)	2,785	2,785
TOTAL LOUISIANA		37,805
Massachusetts - 0.5%
Massachusetts Bay Trans. Auth. Series 2000 A2, 4.1% 11/7/23 (Liquidity Facility TD Banknorth, NA), VRDN (c)	2,780	2,780
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev.:
Series 2010 A1, 4.07% 11/7/23, LOC TD Banknorth, NA, VRDN (c)	9,000	9,000
Series 2022 A1, 4.12% 11/7/23 (Liquidity Facility TD Banknorth, NA), VRDN (c)	3,700	3,700
TOTAL MASSACHUSETTS		15,480
Michigan - 0.8%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 B3, 4.15% 11/7/23 (Liquidity Facility Wells Fargo Bank NA), VRDN (c)	12,800	12,800
Michigan Fin. Auth. Rev. Series 2016 E3, 4.05% 11/7/23, VRDN (c)	2,800	2,800
Michigan Strategic Fund Ltd. Oblig. Rev. (The Kroger Co. Recovery Zone Facilities Bond Proj.) Series 2010, 4.13% 11/7/23, LOC Bank of Nova Scotia, VRDN (c)	6,000	6,000
FHLMC Livonia Econ. Dev. Corp. (Madonna Univ. Proj.) Series 2009, 4.14% 11/7/23, LOC Fed. Home Ln. Bank Chicago, VRDN (c)	2,670	2,670
TOTAL MICHIGAN		24,270
Minnesota - 1.1%
Hennepin County Gen. Oblig. Series 2018 B, 4.05% 11/7/23 (Liquidity Facility TD Banknorth, NA), VRDN (c)	11,810	11,810
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs.) Series 2018 B, 4.1% 11/7/23, LOC JPMorgan Chase Bank, VRDN (c)	21,900	21,900
TOTAL MINNESOTA		33,710
Missouri - 0.5%
Missouri Health & Edl. Facilities Auth. Rev. (Ascension Health Cr. Group Proj.):
Series 2003 C2, 4.05% 11/7/23, VRDN (c)	6,195	6,195
Series 2003 C3, 4.16% 11/7/23, VRDN (c)	10,250	10,250
TOTAL MISSOURI		16,445
Nebraska - 0.4%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2019 C, 4.1% 11/7/23 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)	13,770	13,770
Nevada - 1.0%
Clark County Arpt. Rev.:
Series 2008 D 2B, 4.08% 11/7/23, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	27,110	27,110
Series 2008 D3, 4.1% 11/7/23, LOC Bank of America NA, VRDN (c)	5,135	5,135
TOTAL NEVADA		32,245
New York - 1.3%
Build NYC Resource Corp. Rev. (The Asia Society Proj.) Series 2015, 4.05% 11/7/23, LOC TD Banknorth, NA, VRDN (c)	2,300	2,300
New York City Gen. Oblig.:
Series 2013 A4, 4.05% 11/7/23 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (c)	4,500	4,500
Series D5, 4.08% 11/7/23, LOC PNC Bank NA, VRDN (c)	9,875	9,875
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2016 AA2, 4.09% 11/7/23 (Liquidity Facility PNC Bank NA), VRDN (c)	14,900	14,900
New York City Transitional Fin. Auth. Rev. Series 2018 C6, 4.07% 11/7/23 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (c)	3,800	3,800
New York Hsg. Fin. Agcy. Rev. Series 2010 A, 4.12% 11/7/23, LOC Landesbank Hessen-Thuringen, VRDN (c)	3,100	3,100
New York Metropolitan Trans. Auth. Rev. Series 2005 E1, 4% 11/7/23, LOC Barclays Bank PLC, VRDN (c)	1,045	1,045
TOTAL NEW YORK		39,520
New York And New Jersey - 0.1%
Port Auth. of New York & New Jersey Series 1997 1, 4.14% 11/30/23, VRDN (c)(d)	3,000	3,000
North Carolina - 0.0%
Durham County Indl. and Poll. Cont. Auth. Rev. Series 2007, 4.05% 11/7/23, LOC TD Banknorth, NA, VRDN (c)	900	900
Ohio - 2.5%
Cuyahoga County Health Care Facilities Rev. (The A.M. McGregor Home Proj.) Series 2014, 4.14% 11/7/23, LOC Northern Trust Co., VRDN (c)	9,120	9,120
Franklin County Hosp. Facilities Rev.:
Series 2009 B, 3.98% 11/7/23 (Liquidity Facility Barclays Bank PLC), VRDN (c)	5,990	5,990
Series 2011 C, 3.95% 11/7/23, VRDN (c)	2,900	2,900
Series 2013 B, 4.06% 11/7/23 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	3,525	3,525
Series 2018 C, 3.95% 11/7/23, VRDN (c)	4,200	4,200
Hamilton County Hosp. Facilities Rev.:
Series 2018 AA, 4.12% 11/7/23, VRDN (c)	10,565	10,565
Series 2018 Z, 4.07% 11/7/23, VRDN (c)	10,500	10,500
Ohio Cap. Facilities Lease (Adult Correctional Bldg. Fund Proj.) Series 2019 C, 4.01% 11/7/23, VRDN (c)	11,250	11,250
Ohio Hosp. Facilities Rev. Series 2019 D1, 3.95% 11/7/23, VRDN (c)	1,500	1,500
Ohio State Univ. Gen. Receipts:
(Multiyear Debt Issuance Prog. II) Series 2023 D2, 3.95% 11/7/23, VRDN (c)	12,500	12,500
Series 2023 A1, 3.95% 11/7/23, VRDN (c)	6,000	6,000
TOTAL OHIO		78,050
Pennsylvania - 0.8%
Lancaster Indl. Dev. Auth. Rev.:
(Willow Valley Retirement Cmntys. Proj.) Series 2009 C, 4.13% 11/7/23, LOC PNC Bank NA, VRDN (c)	4,570	4,570
(Willow Valley Retirement Proj.) Series 2009 B, 4.13% 11/7/23, LOC PNC Bank NA, VRDN (c)	3,210	3,210
Lehigh County Gen. Purp. Hosp. Rev. Series 2019 B, 4.13% 11/7/23, LOC Bank of America NA, VRDN (c)	16,800	16,800
FNMA Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Kingswood Apts. Proj.) Series 2001 A, 4.18% 11/7/23, LOC Fannie Mae, VRDN (c)	1,800	1,800
TOTAL PENNSYLVANIA		26,380
Texas - 8.0%
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2016 C, 4.05% 11/7/23, VRDN (c)	18,300	18,300
Series 2016 D, 4.11% 11/7/23, VRDN (c)	12,595	12,595
Series 2019 E, 4.05% 11/7/23, VRDN (c)	4,800	4,800
Series 2019 F, 4.11% 11/7/23, VRDN (c)	17,625	17,625
Houston Util. Sys. Rev.:
Series 2004 B2, 4.1% 11/7/23, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	3,850	3,850
Series 2004 B4, 4.1% 11/7/23 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	9,500	9,500
Series 2004 B5, 4.1% 11/7/23 (Liquidity Facility UBS AG), VRDN (c)	13,400	13,400
Port Arthur Navigation District Exempt Facilities (Var-Total Petrochemicals Proj.) Series 2009, 4.11% 11/7/23 (TotalEnergies SE Guaranteed), VRDN (c)	3,000	3,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.) Series 2012, 4.15% 11/7/23 (TotalEnergies SE Guaranteed), VRDN (c)	39,500	39,500
(Total Petrochemicals & Refining U.S.A., Inc. Proj.) Series 2012 B, 4.11% 11/7/23 (TotalEnergies SE Guaranteed), VRDN (c)	4,200	4,200
(Total Petrochemicals and Refining U.S.A., Inc. Proj.) Series 2012 A, 4.11% 11/7/23 (TotalEnergies SE Guaranteed), VRDN (c)	11,700	11,700
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.):
Series 2008 C1, 4.1% 11/7/23, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	18,820	18,820
Series 2008 C3, 4.1% 11/7/23, LOC Bank of Montreal, VRDN (c)	5,110	5,110
Texas Gen. Oblig.:
(Texas Veterans Land Board Proj.) Series 2017, 4.1% 11/7/23 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (c)	12,400	12,400
Series 2011 A, 4.15% 11/7/23 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)	11,585	11,585
Series 2011 B, 4.15% 11/7/23 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)	9,105	9,105
Series 2012 B, 4.15% 11/7/23 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)	5,855	5,855
Series 2013 B, 4.15% 11/7/23 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)	14,945	14,945
Series 2014 A, 4.15% 11/7/23 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)	9,695	9,695
Series 2015 A, 4.15% 11/7/23 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)	3,200	3,200
Series 2019, 4.1% 11/7/23 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	18,410	18,410
TOTAL TEXAS		247,595
Utah - 1.2%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 4.25% 11/7/23, VRDN (c)	36,700	36,700
Virginia - 1.3%
Fairfax County Indl. Dev. Auth.:
(Inova Health Sys. Proj.) Series 2018 C, 4.1% 11/7/23, VRDN (c)	2,300	2,300
Series 2016 C, 4.1% 11/7/23, VRDN (c)	7,145	7,145
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016 B, 4.05% 11/7/23, VRDN (c)	725	725
Roanoke Econ. Dev. Authority. Series 2020 C, 4.07% 11/7/23, LOC Wells Fargo Bank NA, VRDN (c)	11,975	11,975
Virginia Small Bus. Fin. Auth. Hosp. Rev.:
Series 2008 A, 4.08% 11/7/23, LOC PNC Bank NA, VRDN (c)	13,100	13,100
Series 2008 B, 4.07% 11/7/23, LOC Wells Fargo Bank NA, VRDN (c)	5,000	5,000
TOTAL VIRGINIA		40,245
Washington - 0.4%
Port of Vancouver Rev. (United Grain Corp. of Oregon Proj.) Series 2009, 4.17% 11/7/23, LOC Bank of America NA, VRDN (c)	5,900	5,900
FHLMC Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (Reserve at Renton Apts. Proj.) Series 2014, 4.12% 11/7/23, LOC Fed. Home Ln. Bank, San Francisco, VRDN (c)	7,800	7,800
TOTAL WASHINGTON		13,700
Wisconsin - 0.2%
Wisconsin Health & Edl. Facilities Auth. Rev. Series 2004, 4% 11/7/23, LOC JPMorgan Chase Bank, VRDN (c)	5,050	5,050
Wyoming - 0.4%
Converse County Poll. Cont. Rev. (PacifiCorp Projs.) Series 1994, 4.25% 11/7/23, VRDN (c)	3,200	3,200
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 4.25% 11/7/23, VRDN (c)	10,630	10,630
TOTAL WYOMING		13,830
TOTAL VARIABLE RATE DEMAND NOTE (Cost $1,145,500)		1,145,500

Tender Option Bond - 29.9%
	Principal Amount (a) (000s)	Value ($) (000s)
Alabama - 0.2%
Alabama Spl. Care Facilities Fing. Auth. Birmingham Rev. Participating VRDN Series XF 31 04, 4.12% 11/7/23 (Liquidity Facility Wells Fargo Bank NA) (c)(e)(f)	5,580	5,580
Arizona - 0.3%
Arizona Indl. Dev. Auth. Hosp. Rev. Participating VRDN Series XM 10 13, 4.21% 11/7/23 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	445	445
Arizona Tourism & Sports Auth. Tax Rev. Participating VRDN Series Floaters E85, 4.12% 11/7/23 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	5,380	5,380
Salt Verde Finl. Corp. Sr. Gas Rev. Participating VRDN Series Floaters XF 25 37, 4.13% 11/7/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	2,015	2,015
TOTAL ARIZONA		7,840
California - 0.2%
California Gen. Oblig. Participating VRDN Series Floaters XF 10 38, 4.12% 11/7/23 (Liquidity Facility Toronto-Dominion Bank) (c)(e)(f)	600	600
California Health Facilities Fing. Auth. Rev. Participating VRDN Series Floaters 013, 4.12% 11/7/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	2,100	2,100
Lucile Salter Packard Children's Hosp. Participating VRDN Series Floaters XG 01 48, 4.12% 11/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(f)	2,226	2,226
TOTAL CALIFORNIA		4,926
Colorado - 1.6%
Colorado Ctfs. of Prtn. Participating VRDN Series XG 04 26, 4.12% 11/7/23 (Liquidity Facility UBS AG) (c)(e)(f)	2,905	2,905
Colorado Health Facilities Auth. Rev. Bonds Participating VRDN:
Series XF 30 40, 4.13% 11/7/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	2,600	2,600
Series XG 02 51, 4.14% 11/7/23 (Liquidity Facility Bank of America NA) (c)(e)(f)	390	390
Series XM 08 29, 4.13% 11/7/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	2,195	2,195
Series XM 11 24, 4.12% 11/7/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	2,345	2,345
Colorado State Univ. Board of Governors Enterprise Sys. Rev. Participating VRDN Series E 143, 4.12% 11/7/23 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	38,320	38,320
TOTAL COLORADO		48,755
Connecticut - 2.4%
Connecticut Gen. Oblig. Participating VRDN:
Series Floaters 014, 4.13% 11/7/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	18,045	18,045
Series Floaters 016, 4.13% 11/7/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	38,200	38,200
Series Floaters YX 10 95, 4.12% 11/7/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	4,925	4,925
Series XM 10 35, 4.12% 11/7/23 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	5,305	5,305
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Participating VRDN:
Series 2022 YX 12 55, 4.12% 11/7/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	6,020	6,020
Series Floaters G 110, 4.12% 11/7/23 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	2,200	2,200
TOTAL CONNECTICUT		74,695
District Of Columbia - 0.4%
District of Columbia Gen. Oblig. Participating VRDN Series MS 4301, 4.12% 11/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(f)	1,500	1,500
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Participating VRDN:
Series XF 08 53, 4.13% 11/7/23 (Liquidity Facility Toronto-Dominion Bank) (c)(e)(f)	1,210	1,210
Series XF 08 55, 4.12% 11/7/23 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	2,140	2,140
Series XG 02 67, 4.14% 11/7/23 (Liquidity Facility Bank of America NA) (c)(e)(f)	6,830	6,830
TOTAL DISTRICT OF COLUMBIA		11,680
Florida - 2.2%
Brevard County Health Facilities Auth. Rev. Participating VRDN Series XL 02 53, 4.14% 11/7/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	2,630	2,630
Broward County Convention Ctr.:
Bonds Series MS 00 11, 3.87%, tender 12/14/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(d)(e)(f)	6,600	6,600
Participating VRDN Series XF 16 41, 4.19% 11/7/23 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	3,075	3,075
Broward County School District Participating VRDN Series XM 09 96, 4.12% 11/7/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	16,000	16,000
Cape Coral Wtr. & Swr. Rev. Participating VRDN Series YX 13 17, 4.13% 11/7/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	2,300	2,300
County of Broward Tourist Dev. Tax Rev. Participating VRDN Series XL 04 29, 4.2% 11/7/23 (Liquidity Facility Wells Fargo Bank NA) (c)(e)(f)	600	600
Florida Dept. of Trans. Tpk. Rev. Participating VRDN Series XF 31 00, 4.12% 11/7/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	4,270	4,270
Gainesville Utils. Sys. Rev. Participating VRDN Series YX 12 84, 4.12% 11/7/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	7,825	7,825
Hillsborough County Indl. Dev. Participating VRDN Series XG 04 67, 4.13% 11/7/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	1,710	1,710
Miami-Dade County Edl. Facilities Rev. Participating VRDN Series Floaters XG 01 92, 4.13% 11/7/23 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	1,050	1,050
Miami-Dade County Expressway Auth. Participating VRDN Series Floaters XG 02 52, 4.14% 11/7/23 (Liquidity Facility Bank of America NA) (c)(e)(f)	4,400	4,400
Miami-Dade County Health Facilities Auth. Hosp. Rev. Participating VRDN Series XG 04 52, 4.12% 11/7/23 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	1,790	1,790
Miami-Dade County Wtr. & Swr. Rev. Participating VRDN Series XM 11 22, 4.12% 11/7/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	6,100	6,100
Orange County Health Facilities Auth. Participating VRDN Series XF 15 98, 4.13% 11/7/23 (Liquidity Facility Toronto-Dominion Bank) (c)(e)(f)	2,000	2,000
South Broward Hosp. District Rev. Participating VRDN Series XG 03 45, 4.12% 11/7/23 (Liquidity Facility Wells Fargo Bank NA) (c)(e)(f)	1,730	1,730
Tallahassee Health Facilities Rev. Participating VRDN Series BAML 50 33, 4.3% 11/1/23 (Liquidity Facility Bank of America NA) (c)(e)(f)	5,500	5,500
TOTAL FLORIDA		67,580
Georgia - 2.0%
Brookhaven Dev. Auth. Rev. Participating VRDN:
Series XG 02 44, 4.12% 11/7/23 (Liquidity Facility Bank of America NA) (c)(e)(f)	2,030	2,030
Series XL 03 07, 4.12% 11/7/23 (Liquidity Facility Wells Fargo Bank NA) (c)(e)(f)	3,140	3,140
Series XX 12 80, 4.12% 11/7/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	5,900	5,900
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Participating VRDN:
Series E 155, 4.13% 11/7/23 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	14,700	14,700
Series Floaters E 107, 4.14% 11/7/23 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	4,700	4,700
Fulton County Dev. Auth. Rev. Participating VRDN Series XL 02 68, 4.19% 11/7/23 (Liquidity Facility Bank of America NA) (c)(e)(f)	625	625
Georgia Muni. Elec. Auth. Pwr. Rev. Participating VRDN:
Series XF 15 54, 4.13% 11/7/23 (Liquidity Facility Toronto-Dominion Bank) (c)(e)(f)	7,140	7,140
Series XF 31 06, 4.13% 11/7/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	3,375	3,375
Series XG 04 70, 4.14% 11/7/23 (Liquidity Facility Bank of America NA) (c)(e)(f)	1,800	1,800
Hosp. Auth. of Savannah Auth. Rev. Participating VRDN Series BAML 5042, 4.3% 11/1/23 (Liquidity Facility Bank of America NA) (c)(e)(f)	5,260	5,260
Main Street Natural Gas, Inc. Participating VRDN:
Series Floaters XF 07 51, 4.12% 11/7/23 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	3,285	3,285
Series XF 16 01, 4.12% 11/7/23 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	2,200	2,200
Muni. Elec. Auth. of Georgia Participating VRDN Series XG 02 54, 4.14% 11/7/23 (Liquidity Facility Bank of America NA) (c)(e)(f)	2,110	2,110
Private Colleges & Univs. Auth. Rev. Participating VRDN Series Floaters XM 04 35, 4.12% 11/7/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	5,000	5,000
TOTAL GEORGIA		61,265
Hawaii - 0.1%
Honolulu City & County Gen. Oblig. Participating VRDN Series Floaters XM 07 18, 4.12% 11/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(f)	3,590	3,590
Illinois - 4.6%
Chicago Gen. Oblig. Participating VRDN:
Series 2022 XF 30 42, 4.13% 11/7/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	9,300	9,300
Series 2022 XF 30 45, 4.13% 11/7/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	3,050	3,050
Series Floaters XL 01 05, 4.13% 11/7/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	12,815	12,815
Series XX 12 64, 4.13% 11/7/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	3,400	3,400
Series XX 12 65, 4.13% 11/7/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	2,660	2,660
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN Series Floaters XF 07 36, 4.12% 11/7/23 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	3,500	3,500
Chicago Transit Auth. Participating VRDN Series XL 01 45, 4.13% 11/7/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	1,825	1,825
Illinois Fin. Auth. Participating VRDN:
Series 2022 ZF 30 56, 4.12% 11/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(f)	2,695	2,695
Series BAML 50 45, 4.18% 11/7/23 (Liquidity Facility Bank of America NA) (c)(e)(f)	12,400	12,400
Series BAML 50 47, 4.17% 11/7/23 (Liquidity Facility Bank of America NA) (c)(e)(f)	17,800	17,800
Series XF 30 36, 4.12% 11/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(f)	4,000	4,000
Series XX 12 51, 4.12% 11/7/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	5,695	5,695
Illinois Fin. Auth. Rev. Participating VRDN:
Series 15 XF0253, 4.19% 11/7/23 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	5,720	5,720
Series Floaters 017, 4.13% 11/7/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	8,200	8,200
Series XF 07 11, 4.12% 11/7/23 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	13,550	13,550
Series XF 15 40, 4.12% 11/7/23 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	2,500	2,500
Illinois Gen. Oblig. Participating VRDN:
Series Floaters XF 10 13, 4.13% 11/7/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	5,715	5,715
Series Floaters XL 00 54, 4.13% 11/7/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	8,620	8,620
Series XF 10 10, 4.13% 11/7/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	2,900	2,900
Series XL 02 60, 4.13% 11/7/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	1,455	1,455
Series XM 07 59, 4.14% 11/7/23 (Liquidity Facility Bank of America NA) (c)(e)(f)	820	820
Series XM 10 48, 4.14% 11/7/23 (Liquidity Facility Bank of America NA) (c)(e)(f)	5,000	5,000
Series XM 10 49, 4.14% 11/7/23 (Liquidity Facility Bank of America NA) (c)(e)(f)	1,300	1,300
Series XX 11 41, 4.13% 11/7/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	800	800
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN:
Series XM 10 02, 4.12% 11/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(f)	4,245	4,245
Series ZL 03 30, 4.15% 11/7/23 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	1,975	1,975
Metropolitan Pier & Exposition Participating VRDN Series Floaters XF 10 45, 4.21% 11/7/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	900	900
TOTAL ILLINOIS		142,840
Indiana - 0.1%
Indiana Fin. Auth. Health Facilities Rev. Participating VRDN Series XF 15 69, 4.12% 11/7/23 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	2,500	2,500
Iowa - 0.1%
Iowa Fin. Auth. Single Family Mtg. Participating VRDN Series XG 04 88, 4.12% 11/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(f)	4,000	4,000
Kansas - 0.1%
K-State Athletics, Inc. Participating VRDN Series XF 15 10, 4.13% 11/7/23 (Liquidity Facility Toronto-Dominion Bank) (c)(e)(f)	1,575	1,575
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Participating VRDN Series YX 12 23, 4.13% 11/7/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	2,200	2,200
TOTAL KANSAS		3,775
Kentucky - 0.1%
CommonSpirit Health Participating VRDN Series MIZ 90 21, 4.19% 11/7/23 (Liquidity Facility Mizuho Cap. Markets LLC) (c)(e)(f)	2,700	2,700
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Participating VRDN Series Floaters XG 01 23, 4.13% 11/7/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	300	300
TOTAL KENTUCKY		3,000
Louisiana - 0.8%
Louisiana Pub. Facilities Auth. Rev. Participating VRDN Series Floater BAML 5041 D1, 4.37% 11/1/23 (Liquidity Facility Bank of America NA) (c)(e)(f)	2,900	2,900
RIB Floater Trust Various States Participating VRDN Series Floater 2023, 4.13% 11/7/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	21,905	21,905
TOTAL LOUISIANA		24,805
Maryland - 0.4%
Baltimore County Gen. Oblig. Participating VRDN Series Floaters XF 06 82, 4.14% 11/7/23 (Liquidity Facility Toronto-Dominion Bank) (c)(e)(f)	3,470	3,470
Baltimore Proj. Rev. Bonds Series Floaters G 28, 4.29%, tender 1/2/24 (Liquidity Facility Royal Bank of Canada) (c)(d)(e)(f)	300	300
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN Series XF 31 52, 4.13% 11/7/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	2,815	2,815
Montgomery County Gen. Oblig. Participating VRDN Series Floaters XG 02 15, 4.13% 11/7/23 (Liquidity Facility Bank of America NA) (c)(e)(f)	4,705	4,705
TOTAL MARYLAND		11,290
Michigan - 0.5%
Mclaren Health Care Corp. Participating VRDN Series XL 02 71, 4.19% 11/7/23 (Liquidity Facility Bank of America NA) (c)(e)(f)	365	365
Michigan Fin. Auth. Rev. Participating VRDN:
Series XG 04 33, 4.12% 11/7/23 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	5,800	5,800
Series ZF 30 32, 4.12% 11/7/23 (Liquidity Facility UBS AG) (c)(e)(f)	2,600	2,600
Michigan Hosp. Fin. Auth. Rev. Participating VRDN Series 2022 ZF 14 01, 4.12% 11/7/23 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	1,250	1,250
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series XF 15 81, 4.13% 11/7/23 (Liquidity Facility Toronto-Dominion Bank) (c)(e)(f)	2,600	2,600
Trenton Pub. Schools School District Participating VRDN Series Floaters CTFS G 102, 3.99% 11/7/23 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	3,100	3,100
TOTAL MICHIGAN		15,715
Minnesota - 0.0%
Minnesota Hsg. Fin. Agcy. Participating VRDN Series XF 28 79, 4.12% 11/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(f)	1,325	1,325
Missouri - 0.8%
Kansas City Spl. Oblig. Participating VRDN Series XG 03 61, 4.13% 11/7/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	1,700	1,700
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN Series Floaters C16, 4.14% 11/7/23 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	14,600	14,600
Missouri Health & Edl. Facilities Rev.:
Bonds Series 2023 G 121, 4.29%, tender 12/1/23 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	1,400	1,400
Participating VRDN Series Floaters C17, 4.13% 11/7/23 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	4,360	4,360
St Louis County Spl. Oblig. Participating VRDN Series XG 03 82, 4.12% 11/7/23 (Liquidity Facility Wells Fargo Bank NA) (c)(e)(f)	2,400	2,400
TOTAL MISSOURI		24,460
Nebraska - 0.0%
Central Plains Energy Proj. Rev. Participating VRDN Series 2022 ZL 03 01, 4.14% 11/7/23 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	900	900
Nevada - 0.2%
Clark County Fuel Tax Participating VRDN Series Floaters XF 25 80, 4.12% 11/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(f)	4,900	4,900
Clark County School District Participating VRDN Series XF 14 73, 4.21% 11/7/23 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	1,025	1,025
TOTAL NEVADA		5,925
New Jersey - 0.6%
New Jersey Econ. Dev. Auth. Rev. Participating VRDN:
Series Floaters XF 23 93, 4.13% 11/7/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	5,900	5,900
Series Floaters XL 00 52, 4.13% 11/7/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	2,500	2,500
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series Floaters XX 10 93, 4.13% 11/7/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	7,000	7,000
Series YX 12 68, 4.13% 11/7/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	2,495	2,495
TOTAL NEW JERSEY		17,895
New Mexico - 0.0%
New Mexico Mtg. Fin. Auth. Participating VRDN Series YX 11 89, 4.06% 11/7/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	1,400	1,400
New York - 3.1%
New York City Gen. Oblig. Participating VRDN:
Series E 133, 4.12% 11/7/23 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	23,300	23,300
Series Floaters E87, 4.12% 11/7/23 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	3,295	3,295
Series XX 12 31, 4.12% 11/2/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	2,700	2,700
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series Floaters E 129, 4.12% 11/7/23 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	10,000	10,000
Series XF 13 25, 4.12% 11/7/23 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	2,500	2,500
Series XF 13 36, 4.12% 11/7/23 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	2,600	2,600
Series XL 03 85, 4.11% 11/7/23 (Liquidity Facility Citibank NA) (c)(e)(f)	1,370	1,370
Series ZL 04 73, 4.11% 11/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(f)	4,855	4,855
New York Dorm. Auth. Rev.:
Bonds Series MS 00 09, 4.26%, tender 1/11/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(f)	1,700	1,700
Participating VRDN Series E-146, 4.12% 11/7/23 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	5,100	5,100
New York Metropolitan Trans. Auth. Rev. Participating VRDN:
Series XF 28 68, 4.13% 11/7/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	16,700	16,700
Series XF 28 78, 4.13% 11/7/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	1,700	1,700
Series XF 30 00, 4.13% 11/7/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	13,130	13,130
Series XG 02 90, 4.13% 11/7/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	7,400	7,400
Triborough Bridge & Tunnel Auth. Participating VRDN Series XF 13 32, 4.12% 11/7/23 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	1,110	1,110
TOTAL NEW YORK		97,460
North Carolina - 0.7%
Charlotte Int'l. Arpt. Rev. Participating VRDN:
Series Floaters XG 02 07, 4.12% 11/7/23 (Liquidity Facility Bank of America NA) (c)(e)(f)	1,900	1,900
Series XF 16 03, 4.12% 11/7/23 (Liquidity Facility Bank of America NA) (c)(e)(f)	2,925	2,925
Charlotte Wtr. & Swr. Sys. Rev. Participating VRDN Series 2022 XG 04 03, 4.12% 11/7/23 (Liquidity Facility Wells Fargo Bank NA) (c)(e)(f)	1,451	1,451
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN Series MS 15 XF2165, 4.12% 11/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(f)	7,585	7,585
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Participating VRDN Series YX 13 16, 4.12% 11/7/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	4,960	4,960
North Carolina Med. Care Commission Health Care Facilities Rev. Participating VRDN Series XF 13 52, 4.12% 11/7/23 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	2,500	2,500
TOTAL NORTH CAROLINA		21,321
North Dakota - 0.2%
Grand Forks Health Care Sys. Rev. Participating VRDN Series XF 16 02, 4.13% 11/7/23 (Liquidity Facility Toronto-Dominion Bank) (c)(e)(f)	5,055	5,055
Ohio - 1.0%
Allen County Hosp. Facilities Rev. Participating VRDN:
Series Floaters E 134, 4.12% 11/7/23 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	5,380	5,380
Series Floaters XF 25 16, 4.18% 11/7/23 (Liquidity Facility Toronto-Dominion Bank) (c)(e)(f)	1,100	1,100
Berea Ohio City School District Participating VRDN Series RBC G 54, 3.95% 11/7/23 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	1,600	1,600
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 4.19% 11/7/23 (Liquidity Facility Bank of America NA) (c)(e)(f)	600	600
Green Local School District Summit Participating VRDN Series 2022 XL 03 31, 4.21% 11/7/23 (Liquidity Facility Bank of America NA) (c)(e)(f)	3,750	3,750
Montgomery County Hosp. Rev. Participating VRDN:
Series Floaters E 132, 4.12% 11/7/23 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	15,400	15,400
Series XX 12 48, 4.13% 11/7/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	1,365	1,365
Ohio Hosp. Rev. Participating VRDN Series C18, 4.13% 11/7/23 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	1,400	1,400
Ohio State Univ. Gen. Receipts Participating VRDN Series XL 03 21, 4.13% 11/7/23 (Liquidity Facility Bank of America NA) (c)(e)(f)	2,100	2,100
TOTAL OHIO		32,695
Oklahoma - 0.2%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Participating VRDN Series E 140, 4.12% 11/7/23 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	7,540	7,540
Oregon - 0.2%
Beaverton School District Participating VRDN Series 2022 XF 14 19, 4.12% 11/7/23 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	1,340	1,340
Multnomah County School District #1J Portland Participating VRDN Series XF 15 30, 4.12% 11/7/23 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	4,480	4,480
TOTAL OREGON		5,820
Pennsylvania - 0.8%
Allegheny County Hosp. Dev. Auth. Rev. Participating VRDN Series Floaters XX 10 94, 4.13% 11/7/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	3,000	3,000
Central Bradford Progress Auth. Rev. Participating VRDN Series XF 13 46, 4.14% 11/7/23 (Liquidity Facility Bank of America NA) (c)(e)(f)	1,675	1,675
Commonwealth Fing. Auth. Tobacco Participating VRDN Series XL 00 60, 4.13% 11/7/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	1,300	1,300
Geisinger Auth. Health Sys. Rev. Participating VRDN Series XM 08 87, 4.29% 11/7/23 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	440	440
Lehigh County Gen. Purp. Hosp. Rev. Participating VRDN Series BAML 23 50 39, 4.17% 12/5/23 (Liquidity Facility Bank of America NA) (c)(e)(f)	3,500	3,500
Pennsylvania Higher Edl. Facilities Auth. Rev. Participating VRDN Series XG 02 63, 4.12% 11/7/23 (Liquidity Facility Bank of America NA) (c)(e)(f)	4,270	4,270
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN Series XX 10 44, 4.13% 11/7/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	300	300
Philadelphia Wtr. & Wastewtr. Rev. Participating VRDN Series Floaters XF 07 19, 4.12% 11/7/23 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	1,000	1,000
Southcentral Pennsylvania Gen. Auth. Rev. Participating VRDN Series XL 01 04, 4.12% 11/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(f)	3,615	3,615
Southeastern Pennsylvania Trans. Auth. Rev. Participating VRDN:
Series XF 30 41, 4.12% 11/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(f)	4,000	4,000
Series XG 04 13, 4.12% 11/7/23 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	1,265	1,265
Series XM 10 57, 4.14% 11/7/23 (Liquidity Facility Bank of America NA) (c)(e)(f)	1,400	1,400
TOTAL PENNSYLVANIA		25,765
Rhode Island - 0.0%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. Participating VRDN Series Floaters XM 07 21, 4.12% 11/7/23 (Liquidity Facility Wells Fargo Bank NA) (c)(e)(f)	800	800
South Carolina - 0.2%
Patriots Energy Group Fing. Agcy. Participating VRDN Series XM 11 43, 4.14% 11/7/23 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	3,000	3,000
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series 2017 XF 2425, 4.13% 11/7/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	1,015	1,015
Series XL 04 18, 4.13% 11/7/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	2,245	2,245
South Carolina Trans. Infrastructure Bank Rev. Participating VRDN Series Floaters XM 06 91, 4.12% 11/7/23 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	1,500	1,500
TOTAL SOUTH CAROLINA		7,760
South Dakota - 0.2%
South Dakota Health & Edl. Facilities Auth. Rev. Participating VRDN Series 2022 XF 14 09, 4.12% 11/7/23 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	5,625	5,625
Tennessee - 0.6%
Greeneville Health & Edl. Facilities Board Participating VRDN:
Series Floaters XF 25 76, 4.13% 11/7/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	7,300	7,300
Series Floaters XG 01 94, 4.13% 11/7/23 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	3,100	3,100
Metropolitan Govt. Nashville & Davidson County Sports Auth. Rev. Participating VRDN Series XG 05 17, 4.12% 11/7/23 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	9,575	9,575
TOTAL TENNESSEE		19,975
Texas - 3.1%
Aldine Independent School District Participating VRDN Series Floaters XL 00 87, 4.12% 11/7/23 (Liquidity Facility Wells Fargo Bank NA) (c)(e)(f)	3,400	3,400
Austin Elec. Util. Sys. Rev. Participating VRDN Series XF 31 13, 4.12% 11/7/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	8,000	8,000
Crowley Independent School Dis Participating VRDN Series XG 05 09, 4.12% 11/7/23 (Liquidity Facility Wells Fargo Bank NA) (c)(e)(f)	4,265	4,265
Cypress-Fairbanks Independent School District Participating VRDN Series XL 03 34 4.12% 11/7/23 (Liquidity Facility Bank of America NA) (c)(e)(f)	2,915	2,915
El Paso Wtr. & Swr. Rev. Bonds Series G 124, 4.29%, tender 3/1/24 (Liquidity Facility Royal Bank of Canada) (c)(d)(e)(f)(g)	1,000	1,000
Grand Parkway Trans. Corp. Participating VRDN Series XG 04 44, 4.12% 11/7/23 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	1,875	1,875
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series XL 03 23, 4.12% 11/7/23 (Liquidity Facility Wells Fargo Bank NA) (c)(e)(f)	2,960	2,960
Lamar Consolidated Independent School District Participating VRDN:
Series XF 31 31, 4.12% 11/7/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	3,200	3,200
Series XF 31 63, 4.12% 11/7/23 (Liquidity Facility Wells Fargo Bank NA) (c)(e)(f)	5,245	5,245
Leander Independent School District Participating VRDN Series 2022 XF 30 37, 4.12% 11/7/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	12,160	12,160
Lower Colorado River Auth. Rev. Participating VRDN Series XM 11 05, 4.12% 11/7/23 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	6,265	6,265
New Caney Independent School District Participating VRDN Series XF 15 82, 4.13% 11/7/23 (Liquidity Facility Toronto-Dominion Bank) (c)(e)(f)	4,000	4,000
North Ft. Bend Wtr. Auth. Participating VRDN Series ZF 30 86, 4.12% 11/7/23 (Liquidity Facility Wells Fargo Bank NA) (c)(e)(f)	3,985	3,985
San Antonio Wtr. Sys. Rev. Participating VRDN Series XF 31 36, 4.12% 11/7/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	3,100	3,100
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN:
Series 16 XF0411, 4.12% 11/7/23 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	2,725	2,725
Series E 141, 4.12% 11/7/23 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	300	300
Series XG 04 21, 4.14% 11/7/23 (Liquidity Facility Bank of America NA) (c)(e)(f)	760	760
Texas Gen. Oblig. Participating VRDN Series MS 3390, 4.13% 11/7/23 (Liquidity Facility Toronto-Dominion Bank) (c)(e)(f)	4,000	4,000
Texas Wtr. Dev. Board Rev.:
Bonds Series MS 00 17, 4.24%, tender 12/21/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(d)(e)(f)	1,500	1,500
Participating VRDN:
Series 2022 XM 1066, 4.11% 11/7/23 (Liquidity Facility Citibank NA) (c)(e)(f)	4,685	4,685
Series Floaters XF 07 13, 4.12% 11/7/23 (Liquidity Facility Toronto-Dominion Bank) (c)(e)(f)	2,240	2,240
Series Floaters XF 27 30, 4.12% 11/7/23 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	4,400	4,400
Series XM 10 50, 4.12% 11/7/23 (Liquidity Facility Citibank NA) (c)(e)(f)	3,625	3,625
Series ZL 04 84, 4.11% 11/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(f)	4,230	4,230
Ysleta Tex Independent School District Participating VRDN Series XF 13 95, 4.12% 11/7/23 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	4,335	4,335
TOTAL TEXAS		95,170
Virginia - 0.7%
Chesapeake Bay Bridge and Tunnel District Gen. Resolution Rev. Participating VRDN Series XF 30 64, 4.13% 11/7/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	3,800	3,800
Fairfax County Indl. Dev. Auth. Participating VRDN Series Floaters XG 01 91, 4.12% 11/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(f)	3,642	3,642
Norfolk Econ. Dev. Health Care Facilities Participating VRDN:
Series 2022 C19, 4.13% 11/7/23 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	2,500	2,500
Series 2022 C20, 4.13% 11/7/23 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	500	500
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series MIZ 90 25, 4.19% 11/7/23 (Liquidity Facility Mizuho Cap. Markets LLC) (c)(e)(f)	11,400	11,400
TOTAL VIRGINIA		21,842
Washington - 1.1%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev.:
Bonds Series G 123, 4.29%, tender 5/1/24 (Liquidity Facility Royal Bank of Canada) (c)(d)(e)(f)	700	700
Participating VRDN Series XM 11 01, 4.1% 11/7/23 (Liquidity Facility Citibank NA) (c)(e)(f)	1,495	1,495
CommonSpirit Health Participating VRDN Series XF 1017, 4.13% 11/7/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	1,200	1,200
Multicare Health Sys. Participating VRDN Series E 153, 4.12% 11/7/23 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	7,475	7,475
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN Series XF 15 86, 4.12% 11/7/23 (Liquidity Facility Bank of America NA) (c)(e)(f)	3,340	3,340
Washington Convention Ctr. Pub. Facilities Participating VRDN:
Series 2022 XX 12 38, 4.13% 11/7/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	7,600	7,600
Series XG 02 87, 4.13% 11/7/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	2,090	2,090
Washington Health Care Facilities Auth. Rev. Participating VRDN:
Series 2015 XF0150, 4.19% 11/7/23 (Liquidity Facility Bank of America NA) (c)(e)(f)	3,740	3,740
Series XF 15 14, 4.13% 11/7/23 (Liquidity Facility Toronto-Dominion Bank) (c)(e)(f)	4,010	4,010
Series YX 12 10, 4.19% 11/7/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	2,100	2,100
TOTAL WASHINGTON		33,750
Wisconsin - 0.1%
Univ. of Wisconsin Hosp. & Clinics Auth. Participating VRDN Series XL 02 96, 4.12% 11/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(f)	1,530	1,530
Wisconsin Health & Edl. Facilities Participating VRDN Series Floaters XF 07 41, 4.12% 11/7/23 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	2,320	2,320
TOTAL WISCONSIN		3,850
TOTAL TENDER OPTION BOND (Cost $930,169)		930,169

Other Municipal Security - 19.2%
	Principal Amount (a) (000s)	Value ($) (000s)
Alabama - 0.7%
Black Belt Energy Gas District Bonds Series 2018 A, 4%, tender 11/30/23 (c)	13,975	13,975
Huntsville Health Care Auth. Rev. Series 2023, 3.51% 11/9/23, CP	8,600	8,600
TOTAL ALABAMA		22,575
Alaska - 0.1%
Anchorage Gen. Oblig. TAN Series 2023, 4.25% 12/15/23	3,300	3,304
Colorado - 0.4%
Colorado Ed. Ln. Prog. TRAN Series 2023 A, 5% 6/28/24	225	227
Colorado Health Facilities Auth. Rev. Bonds Series 2013 A, 5.75% 12/1/23 (Pre-Refunded to 12/1/23 @ 100)	2,575	2,578
Colorado Health Facilities Auth. Rev. Bonds Bonds Series 2016 C:
5%, tender 11/15/23 (c)	1,935	1,936
5%, tender 11/15/23 (c)	530	530
Denver City & County Arpt. Rev. Bonds:
Series 2016 A, 5% 11/15/23	4,700	4,702
Series 2020 A2, 5% 11/15/23	1,465	1,466
TOTAL COLORADO		11,439
Connecticut - 0.4%
Danbury Gen. Oblig. BAN Series 2023, 5% 1/24/24	9,800	9,829
Hartford Conn Spl. Oblig. Bonds Series 2023, 5% 4/1/24	2,000	2,008
TOTAL CONNECTICUT		11,837
District Of Columbia - 0.0%
District of Columbia Univ. Rev. Bonds Series 2017, 5% 4/1/24 (Escrowed to Maturity)	400	401
Florida - 1.7%
Florida Dept. of Mgmt. Svcs. Ctfs. of Prtn. Bonds Series 2018 A, 5% 11/1/23	690	690
Florida Local Govt. Fin. Cmnty. Series 2023 A1:
3.65% 11/2/23, LOC JPMorgan Chase Bank, CP	4,115	4,115
3.82% 12/5/23, LOC JPMorgan Chase Bank, CP	6,700	6,700
Miami-Dade County School Board Ctfs. of Prtn. Bonds Series 2015 A, 5% 5/1/24	1,600	1,608
Polk County Indl. Dev. Auth. Health Sys. Rev. Bonds:
Series 2014 A, SIFMA Municipal Swap Index + 0.300% 4.39%, tender 5/28/24 (c)(g)	4,300	4,300
Series 2014 A1, SIFMA Municipal Swap Index + 0.250% 4.34%, tender 5/28/24 (c)(g)	17,300	17,300
Tampa Health Sys. Rev. Bonds Series 2012 B, SIFMA Municipal Swap Index + 0.300% 4.39%, tender 5/28/24 (c)(g)	16,400	16,400
TOTAL FLORIDA		51,113
Georgia - 0.2%
Cobb County School District TAN Series 2023, 4% 12/14/23	690	690
Fayette County Hosp. Auth. Rev. Bonds (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5%, tender 7/1/24 (c)	1,600	1,602
Fulton County Gen. Oblig. TAN Series 2023, 5% 12/29/23	1,495	1,498
Houston County Hosp. Auth. Rev. Bonds Series 2016 B, 5% 4/1/24 (Pre-Refunded to 4/1/24 @ 100) (c)	1,100	1,100
TOTAL GEORGIA		4,890
Idaho - 0.1%
Idaho Health Facilities Auth. Hosp. Rev. Bonds Series 2013 ID, 3.5%, tender 2/1/24 (c)	3,400	3,400
Illinois - 1.9%
Chicago Metropolitan Wtr. Reclamation District of Greater Chicago Bonds:
Series 2016 A, 5% 12/1/23	1,910	1,912
Series 2016 B, 5% 12/1/23	1,355	1,356
Cook County Gen. Oblig. Bonds Series 2021 B, 4% 11/15/23	1,055	1,055
Illinois Fin. Auth. Rev. Bonds:
(Advocate Health Care Network Proj.) Series 2011 B, SIFMA Municipal Swap Index + 0.300% 4.42%, tender 5/28/24 (c)(g)	10,510	10,510
Series 2016 C, 5% 2/15/24	1,100	1,104
Illinois Gen. Oblig. Bonds:
Series 2016:
5% 2/1/24	5,300	5,314
5% 6/1/24	2,400	2,412
Series 2017 D:
5% 11/1/23	12,590	12,590
5% 11/1/24	3,400	3,422
Series 2019 A:
5% 11/1/23	250	250
5% 11/1/24	400	403
Series 2021 C, 4% 3/1/24	1,200	1,201
Series 2022 A, 5% 3/1/24	1,325	1,330
Series 2022 B, 5% 3/1/24	785	787
Series 2023 C, 5% 5/1/24	2,000	2,013
Illinois Hsg. Dev. Auth. Bonds Series 2023 G, 3.5%, tender 6/4/24 (c)	8,300	8,300
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Bonds Series 2014 D, 5% 1/1/24	1,750	1,752
Macon & Moultrie County Commission Bonds Series 2013, 5.5% 12/1/23 (Pre-Refunded to 12/1/23 @ 100)	480	481
Southwestern Dev. Auth. Heath Facility Rev. Bonds Series 2013, 7.125% 11/1/23 (Pre-Refunded to 11/1/23 @ 100)	3,525	3,525
TOTAL ILLINOIS		59,717
Kentucky - 0.1%
Kentucky Asset/Liability Commission Gen. Fund Rev. Bonds Series 2021 A, 5% 11/1/23	700	700
Kentucky State Property & Buildings Commission Rev. Bonds:
Series 2016 B:
5% 11/1/23	980	980
5% 11/1/24	650	656
Series B, 5% 8/1/24	500	503
TOTAL KENTUCKY		2,839
Maryland - 0.1%
Maryland Health & Higher Edl. Facilities Auth. Rev. Bonds Series 2014, 5.25% 7/1/24 (Pre-Refunded to 7/1/24 @ 100)	2,300	2,317
Massachusetts - 0.5%
Ashland Gen. Oblig. BAN Series 2023, 5% 10/10/24	3,700	3,740
Boston Wtr. & Swr. Commission Rev. Series 2023 A, 3.53% 11/14/23, LOC TD Banknorth, NA, CP	8,500	8,500
Chicopee Gen. Oblig. BAN Series 2023, 5% 6/13/24	3,930	3,959
TOTAL MASSACHUSETTS		16,199
Michigan - 0.9%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 4.34%, tender 5/28/24 (c)(g)	8,885	8,885
Michigan Bldg. Auth. Rev. Series 2023, 3.92% 1/25/24, LOC JPMorgan Chase Bank, CP	17,600	17,600
Michigan Fin. Auth. Rev. Bonds:
(Trinity Health Proj.) Series 2017, 5% 12/1/23	1,115	1,116
Series 2015 A, 5% 5/15/24	300	302
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Bonds Series 2014 D:
5% 3/1/24 (Pre-Refunded to 3/1/24 @ 100)	785	787
5% 3/1/24 (Pre-Refunded to 3/1/24 @ 100)	600	602
TOTAL MICHIGAN		29,292
Minnesota - 0.4%
Minneapolis Gen. Oblig. Bonds Series 2023, 5.5% 12/1/23	7,400	7,411
Univ. of Minnesota Gen. Oblig. Series 2023 F, 3.88% 11/2/23, CP	6,000	6,000
TOTAL MINNESOTA		13,411
Montana - 0.0%
Montana Board of Regents Higher Ed. Rev. Bonds Series 2013 A, 5% 11/15/23 (Pre-Refunded to 11/15/23 @ 100)	500	500
Nebraska - 0.2%
Omaha Pub. Pwr. District Elec. Rev.:
Series 2023 A, 3.75% 11/28/23, CP	4,300	4,300
Series 2023, 3.7% 11/28/23, CP	2,700	2,700
TOTAL NEBRASKA		7,000
New Jersey - 2.9%
Beachwood BAN Series 2023 A, 5% 2/28/24	2,100	2,109
Bergen County Impt. Auth. Rev. Bonds Series 2023, 4.5% 5/31/24 (Bergen County Gen. Oblig. Guaranteed)	7,200	7,240
Branchburg Township BAN Series 2023, 5% 10/10/24	2,700	2,727
Brick Township Gen. Oblig. BAN Series 2023, 5% 6/12/24	5,200	5,241
East Brunswick Township Gen. Oblig. BAN Series 2023, 5% 7/17/24	10,630	10,734
Florence Township BAN Series 2023, 5% 5/31/24	3,100	3,126
Freehold Township BAN Series 2023, 5% 10/23/24	7,500	7,572
Jefferson Township Gen. Oblig. BAN Series 2023, 5% 6/14/24	2,100	2,115
Monroe Township Middlesex County Gen. Oblig. BAN Series 2023, 5% 6/4/24	6,800	6,856
New Jersey Econ. Dev. Auth. Bonds Series 2023 RRR, 5% 3/1/24	4,800	4,825
New Jersey Econ. Dev. Auth. Rev. Bonds (New Jersey Gen. Oblig. Proj.) Series 2017 B, 5% 11/1/23	1,850	1,850
New Jersey Trans. Trust Fund Auth. Bonds Series 2010 D, 5.25% 12/15/23	1,000	1,002
Tenafly BAN Series 2023, 4.25% 5/24/24	3,194	3,209
Union County Gen. Oblig. BAN Series 2023, 5% 6/14/24	21,600	21,784
Wood-Ridge Gen. Oblig. BAN Series 2023, 5.5% 2/27/24	1,300	1,307
Woolwich Township BAN Series 2023, 5% 5/23/24	7,700	7,773
TOTAL NEW JERSEY		89,470
New York - 1.4%
Commack Union Free School District TAN Series 2023, 5% 6/26/24	3,800	3,822
Hempstead Town Gen. Oblig. BAN Series 2023, 5% 5/24/24	3,900	3,935
Horseheads Central School District BAN Series 2023, 4.75% 6/21/24	5,200	5,237
Lancaster Central School District BAN Series 2023, 5% 6/7/24	5,900	5,944
New York Pwr. Auth. Series 2023 2, 3.51% 11/9/23, CP	2,700	2,700
Queensbury Union Free School District BAN Series 2023, 5% 5/31/24	4,583	4,618
Saratoga County Gen. Oblig. BAN Series 2023, 5% 9/20/24	11,200	11,326
Webster Town BAN Series 2023, 5% 8/28/24	4,900	4,951
TOTAL NEW YORK		42,533
North Carolina - 0.2%
North Carolina Tpk. Auth. Triangle Expressway Sys. Bonds Series 2020 C, 5% 2/1/24 (Escrowed to Maturity)	4,995	5,012
Wake County Bonds Series 2016 A, 5% 12/1/23	500	500
TOTAL NORTH CAROLINA		5,512
Ohio - 0.1%
Allen County Hosp. Facilities Rev. Bonds Series 2017 A, 5% 8/1/24	445	449
Franklin County Rev. Bonds Series 2013 OH, 3.5%, tender 2/1/24 (c)	400	400
Wyoming City School District BAN Series 2023, 5.5% 5/15/24	1,000	1,008
TOTAL OHIO		1,857
Oregon - 0.1%
Multnomah County Hosp. Facilities Auth. Rev. Bonds (Mirabella at South Waterfront Proj.) Series 2014 A, 5.5% 10/1/24 (Pre-Refunded to 10/1/24 @ 100)	2,300	2,337
Portland Gen. Oblig. TAN Series 2023, 5% 1/10/24	695	696
TOTAL OREGON		3,033
Pennsylvania - 0.2%
Pennsylvania Gen. Oblig. Bonds Series 2017 1, 5% 1/1/24	1,015	1,016
Philadelphia Wtr. Series 2023 C, 3.95% 12/13/23, LOC The Toronto-Dominion Bank, CP	1,000	1,000
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. Bonds:
Series 2019, 4.55% 2/15/24 (c)	210	210
Series 2023 B1, 3.7% tender 1/18/24, CP mode	4,900	4,900
TOTAL PENNSYLVANIA		7,126
South Carolina - 0.4%
Charleston County School District:
BAN:
(Sales Tax Projs. - Phase V) Series 2023 B, 5% 5/9/24	400	402
Series 2023 A, 5% 11/15/23	600	600
TAN Series 2023, 4.5% 4/1/24	565	566
South Carolina Assoc. of Governmental Organizations Ctfs. of Prtn. Bonds Series 2023 B, 5% 3/1/24	11,110	11,159
TOTAL SOUTH CAROLINA		12,727
Tennessee - 0.1%
Metropolitan Govt. of Nashville & Davidson County Series 2023, 3.6% 2/7/24, CP	2,700	2,700
Texas - 4.9%
Austin Elec. Util. Sys. Rev. Series 2023 A:
3.9% 2/6/24 (Liquidity Facility JPMorgan Chase Bank), CP	6,200	6,200
4.17% 11/6/23 (Liquidity Facility JPMorgan Chase Bank), CP	10,600	10,600
Crowley Independent School Dis Bonds Series 2023, 5% 2/1/24 (Permanent School Fund of Texas Guaranteed)	1,750	1,756
Dallas Gen. Oblig. Bonds Series 2023 A, 5% 2/15/24	550	552
Dallas Wtrwks. & Swr. Sys. Rev. Bonds Series 2015 A, 5% 10/1/24	620	625
Fort Worth Independent School District Bonds Series 2014, 5% 2/15/24 (Permanent School Fund of Texas Guaranteed) (Pre-Refunded to 2/15/24 @ 100)	800	803
Frenship Independent School District Bonds Series 2014, 5% 2/15/24 (Pre-Refunded to 2/15/24 @ 100)	1,100	1,104
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Bonds:
Series 2023 B1, 3.8% tender 2/1/24, CP mode	6,700	6,700
Series 2023 B2, 3.7% tender 12/1/23, CP mode	8,200	8,200
Series 2023 B3, 3.7% tender 1/4/24, CP mode	15,000	15,000
Houston Gen. Oblig. Bonds Series 2017 A, 5% 3/1/24	1,245	1,250
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Series 2023 A, 3.75% 11/3/23, CP	3,100	3,100
Houston Independent School District Bonds Series 2023 A, 5% 2/15/24 (Permanent School Fund of Texas Guaranteed)	1,250	1,254
Houston Util. Sys. Rev. Bonds Series 2014 D, 5% 11/15/23	900	900
Lovejoy Independent School District Bonds Series 2021, 5% 2/15/24 (Permanent School Fund of Texas Guaranteed)	550	552
Pflugerville Independent School District Bonds Series 2014, 4% 2/15/24 (Pre-Refunded to 2/15/24 @ 100)	2,200	2,201
San Antonio Independent School District Bonds Series 2015, 5% 2/15/24 (Permanent School Fund of Texas Guaranteed)	300	301
Spring Branch Independent School District Bonds Series 2022, 5% 2/1/24 (Permanent School Fund of Texas Guaranteed)	1,000	1,003
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.):
Series 2011 B, SIFMA Municipal Swap Index + 0.300% 4.42%, tender 5/28/24 (c)(g)	9,900	9,900
Series 2013 B, SIFMA Municipal Swap Index + 0.300% 4.42%, tender 5/28/24 (c)(g)	11,600	11,600
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Bonds Series 2017 A, 5% 2/15/24	900	903
Texas A&M Univ. Rev. Series 2023 B:
3.6% 11/3/23, CP	3,900	3,900
3.9% 11/16/23, CP	12,800	12,800
Univ. of Texas Board of Regents Sys. Rev.:
Series 2023 A:
3.47% 11/3/23 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,400	5,400
3.5% 11/2/23 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,500	5,500
3.6% 12/1/23 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,400	5,400
3.6% 12/5/23 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,400	5,400
3.7% 2/22/24 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	2,900	2,900
3.75% 11/10/23 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,400	5,400
3.8% 12/13/23 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	4,200	4,200
4% 1/31/24 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,300	5,300
Series 2023, 3.7% 2/14/24 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,500	5,500
Univ. of Texas Permanent Univ. Fund Rev. Series 2023 A, 3.75% 11/10/23, CP	5,400	5,400
TOTAL TEXAS		151,604
Utah - 0.0%
Utah County Hosp. Rev. Bonds Series 2018 B2, 5%, tender 8/1/24 (c)	335	336
Virginia - 0.1%
Suffolk Bonds:
Series 2013:
4.5% 12/1/23 (Pre-Refunded to 12/1/23 @ 100)	800	800
4.5% 12/1/23 (Pre-Refunded to 12/1/23 @ 100)	910	910
4.5% 12/1/23 (Pre-Refunded to 12/1/23 @ 100)	900	900
Series 2023, 4.5% 12/1/23 (Pre-Refunded to 12/1/23 @ 100)	850	850
TOTAL VIRGINIA		3,460
Washington - 0.2%
Alderwood Wtr. & Wastewtr. D Bonds Series 2013:
4% 12/1/23 (Pre-Refunded to 12/1/23 @ 100)	735	735
4% 12/1/23 (Pre-Refunded to 12/1/23 @ 100)	825	825
4.5% 12/1/23 (Pre-Refunded to 12/1/23 @ 100)	895	895
King County School District #409, Tahoma Bonds Series 2015, 5% 12/1/23 (Washington Gen. Oblig. Guaranteed)	810	811
Port of Seattle Rev. Bonds Series 2021 A, 5% 12/1/23	1,560	1,562
Washington Ctfs. of Prtn. Bonds Series 2020 B, 5% 7/1/24	1,555	1,567
TOTAL WASHINGTON		6,395
Wisconsin - 0.9%
Madison Metropolitan School District TRAN Series 2023, 5% 9/3/24	6,300	6,362
Wisconsin Clean Wtr. Rev. Bonds Series 2015 1, 5% 6/1/24 (Pre-Refunded to 6/1/24 @ 100)	1,100	1,107
Wisconsin Gen. Oblig. Series 2023:
3.75% 6/28/24, CP	9,367	9,367
3.95% 7/1/24, CP	7,200	7,200
4.1% 7/15/24, CP	4,100	4,100
Wisconsin Health & Edl. Facilities Bonds Series 2019 A, 5% 11/15/23	1,050	1,050
TOTAL WISCONSIN		29,186
TOTAL OTHER MUNICIPAL SECURITY (Cost $596,173)		596,173

Investment Company - 11.9%
	Shares	Value ($) (000s)
Fidelity Tax-Free Cash Central Fund 4.07% (h)(i) (Cost $370,364)	370,223	370,364

TOTAL INVESTMENT IN SECURITIES - 97.8% (Cost $3,042,206)	3,042,206
NET OTHER ASSETS (LIABILITIES) - 2.2%	68,860
NET ASSETS - 100.0%	3,111,066

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,860,000 or 0.3% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,100,000 or 0.4% of net assets.

(e)	Provides evidence of ownership in one or more underlying municipal bonds.
(f)	Coupon rates are determined by re-marketing agents based on current market conditions.
(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost ($) (000s)
Baltimore Proj. Rev. Bonds Series Floaters G 28, 4.29%, tender 1/2/24 (Liquidity Facility Royal Bank of Canada)	1/03/23	300

Broward County Convention Ctr. Bonds Series MS 00 11, 3.87%, tender 12/14/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah)	1/19/23	6,600

Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Bonds Series G 123, 4.29%, tender 11/1/23 (Liquidity Facility Royal Bank of Canada)	2/09/23	1

El Paso Wtr. & Swr. Rev. Bonds Series G 124, 4.29%, tender 3/1/24 (Liquidity Facility Royal Bank of Canada)	9/01/23	1,000

Port Auth. of New York & New Jersey Series 1997 1, 4.14% 11/30/23, VRDN	7/31/20	3,000

Texas Wtr. Dev. Board Rev. Bonds Series MS 00 17, 4.24%, tender 12/21/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah)	10/12/23	1,500

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Tax-Free Cash Central Fund 4.07%	435,082	1,150,212	1,214,961	6,825	31	-	370,364	15.6%
Total	435,082	1,150,212	1,214,961	6,825	31	-	370,364

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Fidelity® Tax-Exempt Money Market Fund
Financial Statements
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		October 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,671,842)	$2,671,842
Fidelity Central Funds (cost $370,364)	370,364

Total Investment in Securities (cost $3,042,206)		$3,042,206
Receivable for investments sold		56,400
Receivable for fund shares sold		17,387
Interest receivable		18,703
Distributions receivable from Fidelity Central Funds		1,096
Prepaid expenses		3
Receivable from investment adviser for expense reductions		125
Other receivables		3
Total assets		3,135,923
Liabilities
Payable to custodian bank	$394
Payable for investments purchased	14,006
Payable for fund shares redeemed	8,146
Distributions payable	1,203
Accrued management fee	640
Distribution and service plan fees payable	25
Other affiliated payables	379
Other payables and accrued expenses	64
Total Liabilities		24,857
Net Assets		$3,111,066
Net Assets consist of:
Paid in capital		$3,111,204
Total accumulated earnings (loss)		(138)
Net Assets		$3,111,066

Net Asset Value and Maximum Offering Price
Capital Reserves Class :
Net Asset Value, offering price and redemption price per share ($34,621 ÷ 34,581 shares)		$1.00
Daily Money Class :
Net Asset Value, offering price and redemption price per share ($60,833 ÷ 60,760 shares)		$1.00
Fidelity Tax-Exempt Money Market Fund :
Net Asset Value, offering price and redemption price per share ($1,111,696 ÷ 1,110,389 shares)		$1.00
Premium Class :
Net Asset Value, offering price and redemption price per share ($1,903,916 ÷ 1,901,625 shares)		$1.00

Statement of Operations
Amounts in thousands		Year ended October 31, 2023
Investment Income
Interest		$83,714
Income from Fidelity Central Funds		6,815
Total Income		90,529
Expenses
Management fee	$7,088
Transfer agent fees	4,058
Distribution and service plan fees	314
Accounting fees and expenses	260
Custodian fees and expenses	30
Independent trustees' fees and expenses	10
Registration fees	246
Audit	40
Legal	3
Miscellaneous	25
Total expenses before reductions	12,074
Expense reductions	(1,757)
Total expenses after reductions		10,317
Net Investment income (loss)		80,212
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	101
Fidelity Central Funds	31
Capital gain distributions from Fidelity Central Funds	10
Total net realized gain (loss)		142
Net increase in net assets resulting from operations		$80,354
Statement of Changes in Net Assets

Amount in thousands	Year ended October 31, 2023	Year ended October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$80,212	$13,837
Net realized gain (loss)	142	(265)
Net increase in net assets resulting from operations	80,354	13,572
Distributions to shareholders	(80,206)	(13,836)

Share transactions - net increase (decrease)	343,469	190,729
Total increase (decrease) in net assets	343,617	190,465

Net Assets
Beginning of period	2,767,449	2,576,984
End of period	$3,111,066	$2,767,449

Financial Highlights
Fidelity® Tax-Exempt Money Market Fund Capital Reserves Class

Years ended October 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.022	.003	- B	.002	.007
Net realized and unrealized gain (loss)	- B	- B	.001	.001	- B
Total from investment operations	.022	.003	.001	.003	.007
Distributions from net investment income	(.022)	(.003)	- B	(.002)	(.007)
Distributions from net realized gain	-	-	(.001)	(.001)	-
Total distributions	(.022)	(.003)	(.001)	(.003)	(.007)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	2.26%	.27%	.07%	.30%	.68%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.97%	.97%	.97%	.97%	.97%
Expenses net of fee waivers, if any	.95%	.56%	.13%	.63%	.95%
Expenses net of all reductions	.95%	.56%	.13%	.63%	.95%
Net investment income (loss)	2.24%	.28%	.01%	.25%	.68%
Supplemental Data
Net assets, end of period (in millions)	$35	$45	$45	$48	$53

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.0005 per share.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

Fidelity® Tax-Exempt Money Market Fund Daily Money Class

Years ended October 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.025	.004	- B	.004	.009
Net realized and unrealized gain (loss)	- B	- B	.001	- B	- B
Total from investment operations	.025	.004	.001	.004	.009
Distributions from net investment income	(.025)	(.004)	- B	(.004)	(.009)
Distributions from net realized gain	-	-	(.001)	- B	-
Total distributions	(.025)	(.004)	(.001)	(.004)	(.009)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	2.52%	.36%	.07%	.41%	.94%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.72%	.72%	.72%	.72%	.72%
Expenses net of fee waivers, if any	.70%	.45%	.13%	.51%	.70%
Expenses net of all reductions	.70%	.45%	.13%	.51%	.70%
Net investment income (loss)	2.49%	.38%	.01%	.36%	.94%
Supplemental Data
Net assets, end of period (in millions)	$61	$44	$53	$62	$70

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.0005 per share.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

Fidelity® Tax-Exempt Money Market Fund

Years ended October 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.028	.005	- B	.005	.012
Net realized and unrealized gain (loss)	- B	- B	.001	- B	- B
Total from investment operations	.028	.005	.001	.005	.012
Distributions from net investment income	(.028)	(.005)	- B	(.005)	(.012)
Distributions from net realized gain	-	-	(.001)	- B	-
Total distributions	(.028)	(.005)	(.001)	(.005)	(.012)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	2.81%	.49%	.07%	.53%	1.19%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.47%	.47%	.47%	.47%	.47%
Expenses net of fee waivers, if any	.42%	.32%	.13%	.39%	.45%
Expenses net of all reductions	.42%	.32%	.13%	.39%	.45%
Net investment income (loss)	2.77%	.51%	.01%	.49%	1.18%
Supplemental Data
Net assets, end of period (in millions)	$1,112	$1,202	$1,315	$1,484	$1,827

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.0005 per share.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

Fidelity® Tax-Exempt Money Market Fund Premium Class

Years ended October 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.029	.006	- B	.006	.013
Net realized and unrealized gain (loss)	- B	- B	.001	- B	- B
Total from investment operations	.029	.006	.001	.006	.013
Distributions from net investment income	(.029)	(.006)	- B	(.006)	(.013)
Distributions from net realized gain	-	-	(.001)	(.001)	-
Total distributions	(.029)	(.006)	(.001)	(.006) C	(.013)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return D	2.93%	.57%	.07%	.64%	1.31%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.37%	.37%	.37%	.37%	.37%
Expenses net of fee waivers, if any	.30%	.26%	.13%	.31%	.33%
Expenses net of all reductions	.30%	.26%	.13%	.31%	.33%
Net investment income (loss)	2.89%	.58%	.01%	.56%	1.30%
Supplemental Data
Net assets, end of period (in millions)	$1,904	$1,476	$1,165	$1,406	$1,591

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.0005 per share.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

Notes to Financial Statements
For the period ended October 31, 2023
(Amounts in thousands except percentages)

1. Organization.
Fidelity Treasury Money Market Fund (Treasury Money Market) and Fidelity Tax-Exempt Money Market Fund (Tax-Exempt Money Market) (collectively referred to as "the Funds") are funds of Fidelity Newbury Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares.  The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Treasury Money Market offers four classes of shares, Capital Reserves Class, Daily Money Class, Advisor C Class and Fidelity Treasury Money Market Fund. Fidelity Tax-Exempt Money Market Fund offers four classes of shares, Capital Reserves Class, Daily Money Class, Fidelity Tax-Exempt Money Market Fund and Premium Class. Each class has equal rights as to assets and voting privileges and has exclusive voting rights with respect to matters that affect that class. Advisor Class C shares will automatically convert to Daily Money Class shares after a holding period of eight years from the initial date of purchase, with certain exceptions. Shares of Tax-Exempt Money Market are only available for purchase by retail shareholders.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income.  Security transactions, including the Funds' investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.  Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Treasury Money Market Fund	$396

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2023, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales.

The Tax-Exempt Money Market Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Treasury Money Market Fund	$44,702,247	$170	$(170)	$-
Fidelity Tax-Exempt Money Market Fund	3,042,206	-	-	-

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Treasury Money Market Fund	$126	$(245)	$-
Fidelity Tax-Exempt Money Market Fund	-	(117)	-

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term	Long-term	Total capital loss carryforward
Fidelity Treasury Money Market Fund	$-	$(245)	$(245)
Fidelity Tax-Exempt Money Market Fund	(117)	-	(117)

The tax character of distributions paid was as follows:

October 31, 2023
	Tax-Exempt Income	Ordinary Income	Total
Fidelity Treasury Money Market Fund	$-	$1,742,050	$1,742,050
Fidelity Tax-Exempt Money Market Fund	80,206	-	80,206

October 31, 2022
	Tax-Exempt Income	Ordinary Income	Total
Fidelity Treasury Money Market Fund	$-	$239,562	$239,562
Fidelity Tax-Exempt Money Market Fund	13,836	-	13,836

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. For Fidelity Treasury Money Market Fund, repurchase agreements may be collateralized by cash or government securities. For Fidelity Tax-Exempt Money Market Fund, repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .25% of average net assets.

Under the expense contract, total expenses of Fidelity Treasury Money Market Fund of Treasury Money Market and Premium Class of Tax-Exempt Money Market are limited to an annual rate of .42% and .43%, respectively, of each class' average net assets, with certain exceptions.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Treasury Money Market Fund
Capital Reserves Class	.25%	.25%	$8,929	$582
Daily Money Class	- %	.25%	5,829	570
Advisor C Class	.75%	.25%	1,037	235
			$15,795	$1,387
Fidelity Tax-Exempt Money Market Fund
Capital Reserves Class	.25%	.25%	$202	$183
Daily Money Class	- %	.25%	112	71
			$314	$254

Sales Load. FDC receives the proceeds of contingent deferred sales charges levied on Advisor C class redemptions. These charges depend on the holding period. The deferred sales charges are 1.00% for Treasury Money Market - Advisor C. In addition, FDC receives deferred sales charges for Daily Money Class shares purchased by exchange from Class A or Class M shares of a Fidelity fund that were subject to these charges.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Treasury Money Market Fund
Daily Money Class	$8
Advisor C ClassA	$31

A When shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee equal to an annual rate of .20% of class-level average net assets with the exception of Premium Class which pays .10% of class-level average net assets.

Under the expense contract, Fidelity Treasury Money Market Fund pays a portion of the transfer agent fee at an annual rate of up to .17% of class-level average net assets. For the reporting period, the total annualized transfer agent fee rate paid was .16% of class-level average net assets.

For the period, transfer agent fees for each class were as follows:

Fidelity Treasury Money Market Fund
Capital Reserves Class	$3,572
Daily Money Class	4,663
Advisor C Class	207
Fidelity Treasury Money Market Fund	54,227
$62,669
Fidelity Tax-Exempt Money Market Fund
Capital Reserves Class	$81
Daily Money Class	90
Fidelity Tax-Exempt Money Market Fund	2,275
Premium Class	1,612
$4,058

During the period, the investment adviser or its affiliates waived a portion of these fees.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annual rates:

% of Average Net Assets
Fidelity Treasury Money Market Fund	-A
Fidelity Tax-Exempt Money Market Fund	.01

A Amount represents less than .005%.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Treasury Money Market Fund	-	-	-
Fidelity Tax-Exempt Money Market Fund	264,064	346,600	-

5. Expense Reductions.
The investment adviser contractually agreed to reimburse each class of Treasury Money Market and Tax-Exempt Money Market, with the exception of Fidelity Treasury Money Market Fund of Treasury Money Market, to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2025. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Fidelity Treasury Money Market Fund
Capital Reserves Class	.95%	$286
Daily Money Class	.70%	368
Advisor C Class	1.45%	16
Fidelity Tax-Exempt Money Market Fund
Capital Reserves Class	.95%	$9
Daily Money Class	.70%	9
Fidelity Tax-Exempt Money Market Fund	.42%	589
Premium Class	.30%	$1,144

Through arrangements with each applicable Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

	Custodian credits	Transfer Agent credits
Fidelity Treasury Money Market Fund	$31	$-
Daily Money Class	-	1
Fidelity Tax-Exempt Money Market Fund	6
Capital Reserves Class	-	- A

 A Amount represents less than five hundred dollars.
6. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended October 31, 2023	Year ended October 31, 2022
Fidelity Treasury Money Market Fund
Distributions to shareholders
Capital Reserves Class	$70,178	$7,806
Daily Money Class	97,889	11,250
Advisor C Class	3,474	401
Fidelity Treasury Money Market Fund	1,570,509	220,105
Total	$1,742,050	$239,562
Fidelity Tax-Exempt Money Market Fund
Distributions to shareholders
Capital Reserves Class	$891	$122
Daily Money Class	1,123	160
Fidelity Tax-Exempt Money Market Fund	31,316	5,893
Premium Class	46,876	7,661
Total	$80,206	$13,836

7. Share Transactions.
Share transactions for each class of shares at a $1.00 per share were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended October 31, 2023	Year ended October 31, 2022	Year ended October 31, 2023	Year ended October 31, 2022
Fidelity Treasury Money Market Fund
Capital Reserves Class
Shares sold	12,131,652	9,132,711	$12,131,652	$9,132,711
Reinvestment of distributions	48,166	4,877	48,166	4,877
Shares redeemed	(11,822,665)	(9,136,531)	(11,822,665)	(9,136,531)
Net increase (decrease)	357,153	1,057	$357,153	$1,057
Daily Money Class
Shares sold	9,349,993	5,924,283	$9,349,993	$5,924,283
Reinvestment of distributions	65,866	7,459	65,866	7,459
Shares redeemed	(8,387,127)	(5,837,369)	(8,387,127)	(5,837,369)
Net increase (decrease)	1,028,732	94,373	$1,028,732	$94,373
Advisor C Class
Shares sold	80,820	141,870	$80,820	$141,870
Reinvestment of distributions	3,413	396	3,413	396
Shares redeemed	(101,716)	(97,275)	(101,716)	(97,275)
Net increase (decrease)	(17,483)	44,991	$(17,483)	$44,991
Fidelity Treasury Money Market Fund
Shares sold	196,812,913	141,392,543	$196,812,913	$141,392,543
Reinvestment of distributions	1,092,120	149,964	1,092,120	149,964
Shares redeemed	(188,211,090)	(142,440,166)	(188,211,090)	(142,440,166)
Net increase (decrease)	9,693,943	(897,659)	$9,693,943	$(897,659)
Fidelity Tax-Exempt Money Market Fund
Capital Reserves Class
Shares sold	8,857	7,441	$8,857	$7,441
Reinvestment of distributions	854	116	854	116
Shares redeemed	(20,175)	(7,087)	(20,175)	(7,087)
Net increase (decrease)	(10,464)	470	$(10,464)	$470
Daily Money Class
Shares sold	65,526	21,523	$65,526	$21,523
Reinvestment of distributions	941	137	941	137
Shares redeemed	(49,881)	(30,324)	(49,881)	(30,324)
Net increase (decrease)	16,586	(8,664)	$16,586	$(8,664)
Fidelity Tax-Exempt Money Market Fund
Shares sold	539,348	267,433	$539,348	$267,433
Reinvestment of distributions	28,641	5,490	28,641	5,490
Shares redeemed	(658,494)	(384,606)	(658,494)	(384,606)
Net increase (decrease)	(90,505)	(111,683)	$(90,505)	$(111,683)
Premium Class
Shares sold	2,631,151	1,359,383	$2,631,151	$1,359,383
Reinvestment of distributions	38,867	6,439	38,867	6,439
Shares redeemed	(2,242,166)	(1,055,216)	(2,242,166)	(1,055,216)
Net increase (decrease)	427,852	310,606	$427,852	$310,606

8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Newbury Street Trust and Shareholders of Fidelity Treasury Money Market Fund and Fidelity Tax-Exempt Money Market Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Fidelity Treasury Money Market Fund and Fidelity Tax-Exempt Money Market Fund (two of the funds constituting Fidelity Newbury Street Trust, referred to hereafter as the "Funds") as of October 31, 2023, the related statements of operations for the year ended October 31, 2023, the statements of changes in net assets for each of the two years in the period ended October 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2023 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2023 and each of the financial highlights for each of the five years in the period ended October 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
December 12, 2023
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for Laura M. Bishop, Robert W. Helm, Christine J. Thompson, and Carol J. Zierhoffer, each of the Trustees oversees 313 funds. Ms. Bishop, Mr. Helm, Ms. Thompson, and Ms. Zierhoffer each oversees 229 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one.
Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.
Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's alternative investment, high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL's credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and an international banker at Chemical Bank NA (now JPMorgan Chase & Co.). Ms. McAuliffe also currently serves as director or trustee of several not-for-profit entities.
Christine J. Thompson (1958)
Year of Election or Appointment: 2023
Trustee
Ms. Thompson also serves as a Trustee of other Fidelity® funds. Ms. Thompson serves as Leader of Advanced Technologies for Investment Management at Fidelity Investments (2018-present). Previously, Ms. Thompson served as Chief Investment Officer in the Bond group at Fidelity Management & Research Company (2010-2018) and held various other roles including Director of municipal bond portfolio managers and Portfolio Manager of certain Fidelity® funds.
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013
Trustee
Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).
Laura M. Bishop (1961)
Year of Election or Appointment: 2023
Trustee
Ms. Bishop also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting). Previously, Ms. Bishop served as a Member of the Advisory Board of certain Fidelity® funds (2022-2023).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as a member of the Board, Chair of Nomination Committee and a member of the Corporate Governance Committee of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as President of First to Four LLC (leadership and mentoring services, 2012-2022), a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). General Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of the Noble Reach Foundation (formerly Logistics Management Institute) (consulting non-profit, 2012-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). Previously, General Dunwoody served as a member of the Board of Florida Institute of Technology (2015-2022) and a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-2021). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).
John Engler (1948)
Year of Election or Appointment: 2014
Trustee
Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Previously, Mr. Engler served as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-2022), a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).
Robert F. Gartland (1951)
Year of Election or Appointment: 2010
Trustee
Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Robert W. Helm (1957)
Year of Election or Appointment: 2023
Trustee
Mr. Helm also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations, including as a Trustee and member of the Executive Committee of the Baltimore Council on Foreign Affairs, a member of the Board of Directors of the St. Vincent de Paul Society of Baltimore and a member of the Life Guard Society of Mt. Vernon. Previously, Mr. Helm served as a Member of the Advisory Board of certain Fidelity® funds (2021-2023).
Arthur E. Johnson (1947)
Year of Election or Appointment: 2008
Trustee
Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.
Michael E. Kenneally (1954)
Year of Election or Appointment: 2009
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank's institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization's equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).
Carol J. Zierhoffer (1960)
Year of Election or Appointment: 2023
Trustee
Ms. Zierhoffer also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Prior to her retirement, Ms. Zierhoffer held a variety of positions at Bechtel Corporation (engineering company, 2013-2019), including Principal Vice President and Chief Information Officer (2013-2016) and Senior Vice President and Chief Information Officer (2016-2019). Ms. Zierhoffer currently serves as a member of the Board of Directors, Audit Committee and Compensation Committee of Allscripts Healthcare Solutions, Inc. (healthcare technology, 2020-present) and as a member of the Board of Directors, Audit and Finance Committee and Nominating and Governance Committee of Atlas Air Worldwide Holdings, Inc. (aviation operating services, 2021-present). Previously, Ms. Zierhoffer served as a member of the Board of Directors and Audit Committee and as the founding Chair of the Information Technology Committee of MedAssets, Inc. (healthcare technology, 2013-2016), and as a Member of the Advisory Board of certain Fidelity® funds (2023).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupation
Heather Bonner (1977)
Year of Election or Appointment: 2023
Assistant Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner is a Senior Vice President (2022-present) and is an employee of Fidelity Investments (2022-present). Ms. Bonner serves as Vice President, Treasurer, or Assistant Treasurer of certain Fidelity entities. Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown is a Vice President (2015-present) and is an employee of Fidelity Investments. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke is Head of Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments. Mr. Burke serves as President, Executive Vice President, or Director of certain Fidelity entities. Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Margaret Carey (1973)
Year of Election or Appointment: 2023
Secretary and Chief Legal Officer (CLO)
Ms. Carey also serves as an officer of other funds and as CLO of certain Fidelity entities. Ms. Carey is a Senior Vice President, Deputy General Counsel (2019-present) and is an employee of Fidelity Investments.
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter is a Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments. Mr. Carter serves as Chief Legal Officer of Fidelity Investments Institutional Operations Company LLC - Shareholder Division (transfer agent, 2020-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis is a Vice President (2006-present) and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer of certain Fidelity entities.
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is a Senior Vice President (2017-present) and is an employee of Fidelity Investments. Ms. Del Prato serves as Vice President or Assistant Treasurer of certain Fidelity entities. Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020).
Robin Foley (1964)
Year of Election or Appointment: 2023
Vice President
Ms. Foley also serves as Vice President of other funds. Ms. Foley serves as Head of Fidelity's Fixed Income division (2023-present) and is an employee of Fidelity Investments. Previously, Ms. Foley served as Chief Investment Officer of Bonds (2017-2023).
Christopher M. Gouveia (1973)
Year of Election or Appointment: 2023
Chief Compliance Officer
Mr. Gouveia also serves as Chief Compliance Officer of other funds. Mr. Gouveia is a Senior Vice President of Asset Management Compliance (2019-present) and is an employee of Fidelity Investments. Mr. Gouveia serves as Compliance Officer of Fidelity Management Trust Company (2023-present). Previously, Mr. Gouveia served as Chief Compliance Officer of the North Carolina Capital Management Trust (2016-2019).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Hogan serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher is a Vice President (2008-present) and is an employee of Fidelity Investments. Mr. Maher serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as AML Officer of other funds. Mr. Segaloff is a Vice President (2022-present) and is an employee of Fidelity Investments. Mr. Segaloff serves as Anti Money Laundering Compliance Officer or Anti Money Laundering/Bank Secrecy Act Compliance Officer of certain Fidelity entities.
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith is a Senior Vice President (2016-present) and is an employee of Fidelity Investments. Ms. Smith serves as Assistant Treasurer of certain Fidelity entities and has served in other fund officer roles.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2023 to October 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value May 1, 2023	Ending Account Value October 31, 2023	Expenses Paid During Period- C May 1, 2023 to October 31, 2023
Fidelity® Treasury Money Market Fund
Capital Reserves Class	.95%
Actual		$ 1,000	$ 1,022.00	$ 4.84
Hypothetical-B		$ 1,000	$ 1,020.42	$ 4.84
Daily Money Class	.70%
Actual		$ 1,000	$ 1,023.30	$ 3.57
Hypothetical-B		$ 1,000	$ 1,021.68	$ 3.57
Advisor C Class	1.45%
Actual		$ 1,000	$ 1,019.50	$ 7.38
Hypothetical-B		$ 1,000	$ 1,017.90	$ 7.38
Fidelity® Treasury Money Market Fund	.42%
Actual		$ 1,000	$ 1,024.70	$ 2.14
Hypothetical-B		$ 1,000	$ 1,023.09	$ 2.14
Fidelity® Tax-Exempt Money Market Fund
Capital Reserves Class	.95%
Actual		$ 1,000	$ 1,013.10	$ 4.82
Hypothetical-B		$ 1,000	$ 1,020.42	$ 4.84
Daily Money Class	.70%
Actual		$ 1,000	$ 1,014.40	$ 3.55
Hypothetical-B		$ 1,000	$ 1,021.68	$ 3.57
Fidelity® Tax-Exempt Money Market Fund	.42%
Actual		$ 1,000	$ 1,015.80	$ 2.13
Hypothetical-B		$ 1,000	$ 1,023.09	$ 2.14
Premium Class	.30%
Actual		$ 1,000	$ 1,016.40	$ 1.52
Hypothetical-B		$ 1,000	$ 1,023.69	$ 1.53

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax.

Fidelity Treasury Money Market Fund	20.09%

The funds hereby designate the amounts noted below as distributions paid in the calendar year 2022 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:

Fidelity Treasury Money Market Fund	$419,259,206

The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2023 as qualifying to be taxed as section 163(j) interest dividends:

Fidelity Treasury Money Market Fund	$1,742,049,911
During fiscal year ended 2023, 100% of Fidelity Tax-Exempt Money Market Fund's income dividends were free from federal income tax, and 0% of Fidelity Tax-Exempt Money Market Fund's income dividends were subject to the federal alternative minimum tax.

The funds will notify shareholders in January 2024 of amounts for use in preparing 2023 income tax returns.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Tax-Exempt Money Market Fund
Fidelity Treasury Money Market Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of each fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of each fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2023 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of each fund's management fee and the total expense ratio of a representative class (Premium Class for Fidelity Tax-Exempt Money Market Fund and the retail class for Fidelity Treasury Money Market Fund, each of which was selected because it was the largest class without 12b-1 fees in 2022); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that each fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers implementation of each fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, training, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors.  Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions with representatives of the Investment Advisers that occur, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard, the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods, measured against an appropriate peer group of funds with similar objectives (peer group).
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods.
The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of each fund's management fee and total expense ratio of Premium Class or the retail class, as applicable, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to each fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the applicable class of each fund relative to funds and classes in the mapped group that have a similar sales load structure to the applicable class of each fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the applicable class of each fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to each fund (referred to as the "total expense asset size peer group").
For Fidelity Tax-Exempt Money Market Fund, the information provided to the Board indicated that the fund's management fee rate ranked above the competitive median of the mapped group for 2022 and above the competitive median of the asset size peer group for 2022. Further, the information provided to the Board indicated that the total expense ratio of the fund's Premium Class ranked above the competitive median of the similar sales load structure group for 2022 and above the competitive median of the total expense asset size peer group for 2022.
For Fidelity Treasury Money Market Fund, the information provided to the Board indicated that the fund's management fee rate ranked equal to the competitive median of the mapped group for 2022 and above the competitive median of the asset size peer group for 2022. Further, the information provided to the Board indicated that the total expense ratio of the fund's retail class ranked above the competitive median of the similar sales load structure group for 2022 and above the competitive median of the total expense asset size peer group for 2022.
In the information provided to the Board, Fidelity noted that competitor comparisons for money market funds are challenging due, in part, to the frequent imposition of reimbursements and waivers on money market funds in recent years. The Board considered that Fidelity believes that excluding fee waivers and reimbursements provides a better total expense comparison until such waivers are less prevalent in competitor data. When fee waivers and reimbursements are excluded from competitor data, total expense ratio of each fund's representative class was at or below the similar sales load structure group competitive medians in 2022.
Other Contractual Arrangements. The Board further considered that current contractual arrangements for the funds oblige FMR to pay all "class-level" expenses of the retail class of Treasury Money Market Fund and Premium Class of Tax-Exempt Money Market Fund to the extent necessary to limit total operating expenses, with certain exceptions, as follows: 0.42% for retail class of Treasury Money Market Fund and 0.43% for Premium Class of Tax-Exempt Money Market Fund. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board and by a vote of a majority of the outstanding voting securities of the applicable class. The Board further considered that FMR has contractually agreed to reimburse Daily Money Class, Capital Reserves Class, and Advisor Class C of Treasury Money Market Fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 0.70%, 0.95%, and 1.45% through February 29, 2024. The Board further considered that FMR has contractually agreed to reimburse Daily Money Class, Capital Reserves Class, Premium Class, and the retail class of Tax-Exempt Money Market Fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 0.70%, 0.95%, 0.30%, and 0.42% through February 29, 2024.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that each fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, the expense ratio of the retail class of Treasury Money Market Fund and Premium Class of Tax-Exempt Money Market Fund will not decline if the class's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and Fidelity's views regarding portfolio manager investment in the Fidelity funds that they manage; (iii) hiring, training, and retaining personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends and market conditions; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (x) information concerning expense limitations applicable to certain funds; and (xi) matters related to money market funds, exchange-traded funds, and target date funds.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contracts should be renewed through September 30, 2024.
Proxy Voting Results
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	42,892,679,953.840	95.590
Withheld	1,979,119,732.260	4.410
TOTAL	44,871,799,686.100	100.000
Jennifer Toolin McAuliffe
Affirmative	42,858,549,134.710	95.510
Withheld	2,013,250,551.390	4.490
TOTAL	44,871,799,686.100	100.000
Christine J. Thompson
Affirmative	42,849,861,172.220	95.490
Withheld	2,021,938,513.880	4.510
TOTAL	44,871,799,686.100	100.000
Elizabeth S. Acton
Affirmative	42,793,745,005.380	95.370
Withheld	2,078,054,680.720	4.630
TOTAL	44,871,799,686.100	100.000
Laura M. Bishop
Affirmative	42,860,211,575.030	95.520
Withheld	2,011,588,111.070	4.480
TOTAL	44,871,799,686.100	100.000
Ann E. Dunwoody
Affirmative	42,792,175,103.300	95.370
Withheld	2,079,624,582.800	4.630
TOTAL	44,871,799,686.100	100.000
John Engler
Affirmative	42,853,487,483.070	95.500
Withheld	2,018,312,203.030	4.500
TOTAL	44,871,799,686.100	100.000
Robert F. Gartland
Affirmative	42,933,692,565.980	95.680
Withheld	1,938,107,120.120	4.320
TOTAL	44,871,799,686.100	100.000
Robert W. Helm
Affirmative	42,979,439,951.430	95.780
Withheld	1,892,359,734.670	4.220
TOTAL	44,871,799,686.100	100.000
Arthur E. Johnson
Affirmative	42,945,649,027.550	95.710
Withheld	1,926,150,658.550	4.290
TOTAL	44,871,799,686.100	100.000
Michael E. Kenneally
Affirmative	42,927,276,758.880	95.670
Withheld	1,944,522,927.220	4.330
TOTAL	44,871,799,686.100	100.000
Mark A. Murray
Affirmative	42,982,668,481.060	95.790
Withheld	1,889,131,205.040	4.210
TOTAL	44,871,799,686.100	100.000
Carol J. Zierhoffer
Affirmative	42,897,095,403.190	95.600
Withheld	1,974,704,282.910	4.400
TOTAL	44,871,799,686.100	100.000

Proposal 1 reflects trust wide proposal and voting results.

1.538749.126
DMFI-ANN-1223

Item 2.

Code of Ethics

As of the end of the period, October 31, 2023, Fidelity Newbury Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Tax-Exempt Money Market Fund and Fidelity Treasury Money Market Fund (the “Fund(s)”):

Services Billed by PwC

October 31, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Tax-Exempt Money Market Fund	$33,200	$2,600	$2,100	$1,100
Fidelity Treasury Money Market Fund	$40,500	$3,000	$2,100	$1,300

October 31, 2022 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Tax-Exempt Money Market Fund	$31,700	$2,500	$2,000	$1,100
Fidelity Treasury Money Market Fund	$37,400	$2,900	$2,000	$1,300

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	October 31, 2023A	October 31, 2022A
Audit-Related Fees	$8,284,200	$7,914,600
Tax Fees	$1,000	$1,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	October 31, 2023A	October 31, 2022A
PwC	$13,600,000	$12,894,800

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Newbury Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	December 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	December 21, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	December 21, 2023